Centennial America Fund, L.P.

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310 (from within the U.S.)
303.768.3200 (from outside the U.S.)

Statement of Additional Information dated April 30, 2003, revised November 20,
2003

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated April 30, 2003. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer
Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217,
or by calling the Transfer Agent at the phone numbers shown above.

Contents
                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment advisor, OppenheimerFunds, Inc. (the "Manager") will select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The Fund's objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Because it seeks to maintain a stable $1.00 per share price, the Fund does not make investments with the objective of seeking capital growth.

      |X| Interest Rate Risks. The value of the investments held by the Fund could be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. Those fluctuations in value normally will not generally result in realized gains or losses to the Fund since the Fund uses the amortized cost method of valuing its shares, and does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. Short-term debt securities and money market instruments normally do not fluctuate in price as much when interest rates change compared to longer-term securities. However, a sharp, sudden rise in interest rates could affect the values of money market investments the Fund holds, which could cause the Fund's share price to fall below $1.00 per share.

      The Fund can sell securities prior to their maturity for a number of reasons, for example because of a revised credit evaluation of an issuer of an instrument the Fund holds, or to raise cash to meet redemptions of Fund shares, or to take advantage of short-term market variations, or to correct a deviation between the amortized cost value of its investments and their market value. In these cases, the Fund could realize a capital gain or loss on the security.

      |X| Ratings of Securities -- Portfolio Quality, Maturity and
Diversification. Under Rule 2a-7 of the Investment Company Act of 1940 (the
"Investment Company Act"), the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. That method is described below in the section entitled "How to Buy Shares -
Determination of Net Asset Value."  Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Manager, under Managing General Partner-approved procedures, has determined have minimal credit risks and are "Eligible
Securities." The rating restrictions described in the Prospectus and this
Statement of Additional Information do not apply to banks in which the Fund's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional
Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating
Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an Eligible Security.

      Rule 2a-7 permits the Fund to purchase any number of "First Tier
Securities."  These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating
Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that
Rating Organization. Comparable unrated securities may also be First Tier
Securities.

      Under Rule 2a-7, the Fund may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First
Tier Securities."  In addition, the Fund may not invest more than:
o     5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
o     1% of its total assets or $1 million (whichever is greater) in Second
         Tier Securities of any one issuer.

      Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Managing General Partners regularly review reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

      If a security's rating is downgraded, the Manager or the Managing
General Partners may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the
Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Manager or the Managing General Partners shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to retain it. If the Fund disposes of the security within five days of the Manager learning of the downgrade, the reassessment is not required and the Manager will provide the
Managing General Partners with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Fund must dispose of the security as soon as is practicable unless the Managing General Partners determine it would be in the best interests of the Fund to retain the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are
Standard & Poor's (a division of the McGraw-Hill Companies), Moody's Investors
Service, Inc., Fitch, Inc. and Dominion Bond Rating Service Limited. Appendix
A to this Statement of Additional Information contains descriptions of the rating definitions of those Rating Organizations. Ratings at the time of purchase will determine whether the Fund can acquire securities under the restrictions described above.

      |X| U.S. Government Securities. U.S. government securities are
obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States as to payment of interest and repayment of principal in a timely manner. Although they are generally unrated, they are considered to be of the highest credit quality and to present little risk of default. "Full faith and credit" means generally that the taxing power of the
U.S. government is pledged to the payment of interest and repayment of principal on a security.

      The Fund can buy securities of various U.S. government agencies and instrumentalities that issue or guarantee securities. These include, among others, the Federal Housing Administration, Farmers Home Administration,
Export-Import Bank of the United States, Small Business Administration,
Government National Mortgage Association, General Services Administration,
Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage
Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime
Administration, the Tennessee Valley Authority and the District of Columbia
Armory Board.

      If a security is not backed by the full faith and credit of the U.S.
government, the purchaser of the security must look to the agency or instrumentality issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its obligation. Securities issued or guaranteed by U.S. government agencies and instrumentalities are not necessarily backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.
Others, such as securities issued by the Federal Home Loan Mortgage
Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. The Fund will invest in securities of
U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal and that the security is an Eligible Security.

      |X| Repurchase Agreements. As a fundamental policy, the Fund can invest in repurchase agreements only to purchase U.S. government securities. In a repurchase transaction, the Fund acquires a U.S. government security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. "Approved vendors" include
U.S. commercial banks, U.S. branches of a foreign bank, or broker-dealers that have been designated as primary dealers in government securities. These entities must meet the credit requirements set by the Manager from time to time.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all
times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Other Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Managing General
Partners can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund:

o     The Fund will invest only in obligations issued or guaranteed by the
       U.S. government or by its agencies and instrumentalities, including mortgage-backed securities, and securities issued by private entities but only if the mortgage collateral underlying the securities is insured, guaranteed, or otherwise backed by the U.S. government or one or more of its agencies or instrumentalities.

o     The Fund cannot borrow money, except from banks for temporary or emergency purposes in amounts not in excess of 5% of the value of the
       Fund's total assets. No assets of the Fund may be pledged, mortgaged or hypothecated other than to secure a borrowing, and then in amounts not exceeding 7.5% of the Fund's total assets. Borrowings may not be made for investment leverage, but only for liquidity purposes to satisfy redemption requests when liquidation of portfolio securities is considered inconvenient or disadvantageous. However, the Fund may enter into when-issued and delayed-delivery transactions.

o     The Fund can enter into repurchase agreements, but it cannot enter into a repurchase transaction that will cause more than 25% of the Fund's total assets to be subject to such agreements (further limited, as a non-fundamental policy effective July 31, 2002, to 20% of total assets).

o     The Fund cannot make loans, except that the Fund may purchase or hold debt obligations permitted by its other fundamental policies and may enter into repurchase transactions collateralized by cash or U.S.
       government securities having a value equal at all times to at least 100%
       of the value of the securities loaned, including accrued interest.

o     The Fund cannot purchase restricted or illiquid securities (including repurchase agreements of more than seven days' duration and other securities that are not readily marketable) if more than 5% of the
       Fund's total assets would be invested in such securities.

o     The Fund cannot purchase any securities (other than U.S. government securities) that would cause more than 5% of the Fund's total assets to be invested in securities of a single issuer, or purchase more than 10%
       of the outstanding voting securities of an issuer.

o     The Fund cannot purchase or sell real estate, commodities or commodity contracts, although it may purchase and sell marketable securities that are secured by real estate and marketable securities of companies that invest or deal in real estate. The Fund will not invest in U.S. real property interests within the meaning of Section 897 of the Internal
       Revenue Code.

o     The Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

o     The Fund cannot purchase securities on margin or make short sales of securities.

o     The Fund cannot underwrite securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio. However the Fund may acquire securities representing interests in a unit investment trust in connection with the sale of shares of the Fund if, as a result of that acquisition, the Fund holds not more than 3% of the outstanding voting securities of that unit investment trust.

o     The Fund cannot invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or other acquisition.

o     The Fund cannot write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate futures contracts or related options or otherwise enter into hedging transactions with respect to the
       Fund's securities.

o     The Fund cannot make investments for the purpose of exercising control of management.

o     The Fund cannot purchase or retain securities of any company if, to the knowledge of the Fund, its officers and Managing General Partners and officers and directors of the Manager individually own more than 0.5% of the securities of such company and together own beneficially more than
       5% of those securities.

o     The Fund cannot invest in any warrants related to common stock.

o     The Fund cannot invest more than 25% of its assets in a single industry
       (neither the U.S. government nor any of its agencies or
       instrumentalities are considered an industry for the purposes of this restriction).

o     The Fund cannot issue any class of senior security (as defined in the
       Investment Company Act) or sell any senior security of which the Fund is the issuer, except as provided in its fundamental policy on borrowing
       (described above) or as provided in the Investment Company Act.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments in a single industry, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

      |X| Does the Fund Have Any Restrictions That Are Not Fundamental? The
Fund has other investment restrictions, described in the Prospectus, that are not fundamental policies. This means they can be changed by the Managing
General Partners without shareholder approval.

How the Fund Is Managed

Organization and History. The Fund is a diversified, open-end management investment company. It was organized as a limited partnership under the laws of the State of Delaware in 1987. The Fund originally was a long-term U.S.
government securities fund but became a money market fund on December 6, 1991.

      The Managing General Partners have an Audit Committee and a Review
Committee. The Audit Committee is comprised solely of Independent Managing
General Partners.  The members of the Audit Committee are Edward L. Cameron
(Chairman), William L. Armstrong, George C. Bowen and Robert J. Malone.  The
Audit Committee held seven meetings during the fiscal year ended December 31,
2002. The Audit Committee furnishes the Managing General Partners with recommendations regarding the selection of the Fund's independent auditors.
Other main functions of the Audit Committee include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls;
(iii) review reports from the Manager's Internal Audit Department; (iv)
maintaining a separate line of communication between the Fund's independent auditors and its Independent Managing General Partners; and (v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any non-audit service, including tax service, for the Fund that is not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's functions include selecting and nominating, to all of the Managing General Partners, nominees for election as Managing General
Partners, and selecting and nominating Independent Managing General Partners for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. All of the Managing General Partners elect new managing general partners except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the
Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves sole discretion to determine the candidates to present to all of the
Managing General Partners and/or shareholders when it meets for the purpose considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman), Robert
G. Avis, Richard F. Grabish, Sam Freedman, Beverly Hamilton and F. William
Marshall, Jr.  The Review Committee held seven meetings during the fiscal year ended December 31, 2002. Among other functions, the Review Committee reviews reports and makes recommendations to all of the Managing General Partners concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the
Fund to comply with Investment Company Act and other applicable law.
Managing General Partners and Officers of the Fund. Except for Messrs. Murphy
and Grabish, each of the Managing General Partners are "Independent Managing
General Partner," as under the Investment Company Act. Mr. Murphy is an
"Interested Managing General Partner," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a
Managing General Partner of the Fund with the understanding that in the event he ceases to be the chief executive officer of OppenheimerFunds, Inc., he will resign as a trustee of the Fund and the other Board II Funds (defined below)
for which he is a managing general partner, trustee or director. Mr. Grabish is an "Interested Managing General Partner," because he is affiliated with the
Manager by virtue of his positions with A.G. Edwards & Sons, Inc. and its affiliates (as described in his biography below).

      The Fund's Managing General Partners and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Managing General Partners also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer/Centennial funds overseen by the Managing General Partners. All of the Managing General
Partners are also trustees or directors of the following
Oppenheimer/Centennial funds  (except for Mrs. Hamilton and Messrs. Grabish and Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund)
(referred to as "Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Capital Income Fund            Fund

Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust

Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Messrs. Murphy, Molleur, Wixted, Weiss and Zack, and Mses. Wolf, Feld
and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund. As of April 10,
2003, the Managing General Partners and officers of the Fund as a group owned of record or beneficially less than 1% of the shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, each Managing General Partner, and his or her family members, do not own securities of either the Manager, Distributor or Sub-Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or
Sub-Distributor.

|X|   Affiliated Transactions and Material Business Relationships. In 2001,
Mr. Swain surrendered for cancellation 60,000 options of Oppenheimer
Acquisition Company ("OAC") (OppenheimerFunds, Inc.'s parent holding company), to MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

Managing General Partners. The address of each Managing General Partner in the chart below is 6803 South Tucson Way, Centennial, CO 80112-3924. Each Managing
General Partner serves for an indefinite term, until his or her resignation, retirement, death or removal.

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                       Independent Managing General Partner
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Name,              Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
                                                                       Any of the
                                                                       Oppenheimer/Centennial
                                                                       Funds
                   Years;                                    Range of  Overseen by
Position(s) Held   Other Trusteeships/Directorships Held by  Shares    the
with Fund,         the Managing General Partner; Number of   BeneficialManaging
Length of Service, Portfolios in Fund Complex Currently      Owned in  General
Age                Overseen by the Managing General Partner  the Fund  Partner
------------------------------------------------------------------------------------
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                                                               As of December 31,
                                                                      2002
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James C. Swain,    Formerly, Chief Executive Officer (until  $1-$10,000Over
Chairman and       August 27, 2002) of the Board II Funds,             $100,000
Managing General   Vice Chairman (until January 2, 2002) of
Partner since 1990 the Manager and President and a director
Age: 70            (until 1997) of the Distributor.
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

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William L.         Chairman of the following private         $1-$10,000$50,001-
Armstrong,         mortgage banking companies: Cherry Creek            $100,000
Vice Chairman and  Mortgage Company (since 1991),

Managing General   Centennial State Mortgage Company (since
Partner since 2002 1994), The El Paso Mortgage Company
Age: 66            (since 1993), Transland Financial

                   Services, Inc. (since 1997); Chairman of
                   the following private companies: Great
                   Frontier Insurance (insurance agency)
                   (since 1995), Ambassador Media
                   Corporation and Broadway Ventures (since
                   1984); and a director of the following
                   public companies: Helmerich & Payne,
                   Inc. (oil and gas drilling/production
                   company) (since 1992) and UNUMProvident
                   (insurance company) (since 1991). Mr.
                   Armstrong is also a director/trustee of
                   Campus Crusade for Christ and the
                   Bradley Foundation. Formerly a director
                   of the following: Storage Technology
                   Corporation (a publicly-held computer
                   equipment company) (1991-February 2003),
                   International Family Entertainment
                   (television channel) (1992-1997), Natec
                   Resources, Inc. (air pollution control
                   equipment and services company)
                   (1991-1995), Frontier Real Estate, Inc.
                   (residential real estate brokerage)
                   (1994-1999), and Frontier Title (title
                   insurance agency) (1995-June 1999); and
                   a U.S. Senator (January 1979-January
                   1991). Oversees 38 portfolios in the
                   OppenheimerFunds complex.

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Robert G. Avis,    Formerly, Director and President of A.G.  $1-$10,000Over
Managing General   Edwards Capital, Inc. (General Partner              $100,000
Partner since 1993 of private equity funds) (until February
Age: 72            2001); Chairman, President and Chief
                   Executive Officer of A.G. Edwards
                   Capital, Inc. (until March 2000); Vice
                   Chairman and Director of A.G. Edwards,
                   Inc. and Vice Chairman of A.G. Edwards &
                   Sons, Inc. (its brokerage company
                   subsidiary) (until March 1999); Chairman
                   of A.G. Edwards Trust Company and A.G.E.
                   Asset Management (investment advisor)
                   (until March 1999); and a Director
                   (until March 2000) of A.G. Edwards &
                   Sons and A.G. Edwards Trust Company.
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

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                       Independent Managing General Partner
------------------------------------------------------------------------------------
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Name,              Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
                                                                       Any of the
                                                                       Oppenheimer/Centennial
                                                                       Funds
                   Years;                                    Range of  Overseen by
Position(s) Held   Other Trusteeships/Directorships Held by  Shares    the
with Fund,         the Managing General Partner; Number of   BeneficialManaging
Length of Service, Portfolios in Fund Complex Currently      Owned in  General
Age                Overseen by the Managing General Partner  the Fund  Partner
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George C. Bowen,   Formerly (until April 1999): Senior Vice  $1-$10,000Over
Managing General   President (from September 1987) and                 $100,000
Partner since 2002 Treasurer (from March 1985) of the
Age: 67            Manager; Vice President (from June 1983)

                   and Treasurer (since March 1985) of

                   OppenheimerFunds Distributor, Inc. (a
                   subsidiary of the Manager); Senior Vice
                   President (since February 1992),
                   Treasurer (since July 1991) Assistant
                   Secretary and a director (since December
                   1991) of the Distributor; Vice President
                   (since October 1989) and Treasurer
                   (since April 1986) of HarbourView Asset
                   Management Corporation (an investment
                   advisory subsidiary of the Manager);
                   President, Treasurer and a director
                   (June 1989-January 1990) of Centennial
                   Capital Corporation (a prior investment
                   advisory subsidiary of the Manager);
                   Vice President and Treasurer (since
                   August 1978) and Secretary (since April
                   1981) of Shareholder Services, Inc., and
                   Vice President, Treasurer and Secretary
                   (since November 1989) of Shareholder
                   Financial Services, Inc. (both are
                   transfer agent subsidiaries of the
                   Manager); Assistant Treasurer (since
                   March 1998) of Oppenheimer Acquisition
                   Corp. (the Manager's parent holding
                   company, Treasurer (since November 1989)
                   of Oppenheimer Partnership Holdings,
                   Inc. (a holding company subsidiary of
                   the Manager); Vice President and
                   Treasurer (since July 1996) of
                   Oppenheimer Real Asset Management, Inc.
                   (an investment advisory subsidiary of
                   the Manager); Chief Executive Officer
                   and director  (since March 1996) of
                   MultiSource Services, Inc. (a
                   broker-dealer subsidiary of the
                   Manager); and Treasurer (since October
                   1997) of OppenheimerFunds International
                   Ltd. and Oppenheimer Millennium Funds
                   plc (offshore fund management
                   subsidiaries of the Manager).  Oversees
                   38 portfolios in the OppenheimerFunds
                   complex.

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Edward L. Cameron, A member of The Life Guard of Mount       $1-$10,000$50,001-
Managing General   Vernon, George Washington's home (since             $100,000
Partner since 2002 June 2000). Formerly (March 2001 - May
Age: 65            2002) Director of Genetic ID, Inc. and
                   its subsidiaries (a privately held
                   biotech company); a partner with
                   PricewaterhouseCoopers LLP (from
                   1974-1999) (an accounting firm) and
                   Chairman (from 1994-1998), Price
                   Waterhouse LLP Global Investment
                   Management Industry Services Group.
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

                       Independent Managing General Partner

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
                                                                       Any of the
                                                                       Oppenheimer/Centennial
                                                                       Funds
                   Years;                                    Range of  Overseen by
Position(s) Held   Other Trusteeships/Directorships Held by  Shares    the
with Fund,         the Managing General Partner; Number of   BeneficialManaging
Length of Service, Portfolios in Fund Complex Currently      Owned in  General
Age                Overseen by the Managing General Partner  the Fund  Partner

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Jon S. Fossel,     Chairman and Director (since 1998) of     $1-$10,000Over
Managing General   Rocky Mountain Elk Foundation (a                    $100,000
Partner since 2002 not-for-profit foundation); and a
Age: 61            director (since October 1999) of P.R.
                   Pharmaceuticals (a privately held
                   company) and UNUMProvident (an insurance
                   company) (since June 1, 2002). Formerly
                   Chairman and a director (until October
                   1996) and President and Chief Executive
                   Officer (until October 1995) of the
                   Manager; President, Chief Executive
                   Officer and a director of Oppenheimer
                   Acquisition Corp., Shareholders Services
                   Inc. and Shareholder Financial Services,
                   Inc. (until October 1995). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Sam Freedman,      Director of Colorado Uplift (a            $1-$10,000Over
Managing General   non-profit charity) (since September                $100,000
Partner since 1996 1984). Formerly (until October 1994) Mr.
Age: 63            Freedman held several positions in
                   subsidiary or affiliated companies of
                   the Manager.  Oversees 38 portfolios in
                   the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Beverly L.         Trustee (since 1996) of MassMutual        $1-$10,000$10,001-$50,000
Hamilton,          Institutional Funds and of MML Series
Managing General   Investment Fund (open-end investment
Partner since 2002 companies); Director of MML Services
Age: 57            (since April 1987) and America Funds
                   Emerging Markets Growth Fund (since
                   October 1991) (both are investment
                   companies), The California Endowment (a
                   philanthropy organization) (since April
                   2002), and Community Hospital of
                   Monterey Peninsula, (since February
                   2002); a trustee (since February 2000)
                   of Monterey International Studies (an
                   educational organization), and an
                   advisor to Unilever (Holland)'s pension
                   fund and to Credit Suisse First Boston's
                   Sprout venture capital unit. Mrs.
                   Hamilton also is a member of the
                   investment committees of the Rockefeller
                   Foundation, the University of Michigan
                   and Hartford Hospital. Formerly,
                   President (February 1991-April 2000)
                   ARCO Investment Management Company.
                   Oversees 39 portfolios in the
                   OppenheimerFunds complex.

------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                       Independent Managing General Partner
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
                                                                       Any of the
                                                                       Oppenheimer/Centennial
                                                                       Funds
                   Years;                                    Range of  Overseen by
Position(s) Held   Other Trusteeships/Directorships Held by  Shares    the
with Fund,         the Managing General Partner; Number of   BeneficialManaging
Length of Service, Portfolios in Fund Complex Currently      Owned in  General
Age                Overseen by the Managing General Partner  the Fund  Partner
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Jon S. Fossel,     Director (since 2001) of Jones            $1-$10,000Over
Managing General   Knowledge, Inc. (a privately held                   $100,000
Partner since 2002 company), U.S. Exploration, Inc., (since
Age: 59            1997), Colorado UpLIFT (a non-profit
                   organization) (since 1986) and a trustee
                   of the Gallagher Family Foundation
                   (non-profit organization) (since 2000).
                   Formerly, Chairman of U.S. Bank (a
                   subsidiary of U.S. Bancorp and formerly
                   Colorado National Bank,) (July
                   1996-April 1, 1999) and a director of
                   Commercial Assets, Inc. (a REIT)
                   (1993-2000). Oversees 39 portfolios in
                   the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Sam Freedman,      Trustee (since 1996) of MassMutual        $1-$10,000Over
Managing General   Institutional Funds and of MML Series               $100,000
Partner since 2002 Investment Fund (open-end investment
Age: 61            companies); Trustee (since 1987),
                   Chairman of the Board (since 2003) and
                   Chairman of the investment committee
                   (since 1994) for the Worcester Polytech
                   Institute; President and Treasurer
                   (since January 1999) of the SIS Fund (a
                   private not for profit charitable fund);
                   Trustee (since 1995) of the Springfield
                   Library and Museum Association; Trustee
                   (since 1996) of the Community Music
                   School of Springfield. Formerly, member
                   of the investment committee of the
                   Community Foundation of Western
                   Massachusetts (1998 - 2003); Chairman
                   (January 1999-July 1999) of SIS & Family
                   Bank, F.S.B. (formerly SIS Bank);
                   President, Chief Executive Officer and
                   Director (May 1993-December 1998) of SIS
                   Bankcorp, Inc. and SIS Bank (formerly
                   Springfield Institution for Savings) and
                   Executive Vice President (January
                   1999-July 1999) of Peoples Heritage
                   Financial Group, Inc. Oversees 40
                   portfolios in the OppenheimerFunds
                   complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

      The address of Mr. Grabish in the chart below is 6803 South Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------

                        Interested Managing General Partner

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                        Dollar
                                                                        Range Of
                                                                        Shares
                                                                        Beneficially
                                                                        Owned in
                                                                        Any of the
                                                                        Oppenheimer/Centennial
                                                                        Funds
                   Years;                                    Range of   Overseen by
Position(s) Held   Other Trusteeships/Directorships Held by  Shares     the
with Fund,         the Managing General Partner; Number of   BeneficiallManaging
Length of Service, Portfolios in Fund Complex Currently      Owned in   General
Age                Overseen by the Managing General Partner  the Fund   Partner

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Richard F.         Senior Vice President, Assistant          $1-$10,000 Over
Grabish,           Director of Sales and Marketing (since               $100,000
Managing General   March 1997), and Manager of Private
Partner since 2002 Client Services (since June 1985) for
Age: 55            A.G. Edwards & Sons, Inc. (broker/dealer
                   and investment firm). Chairman and Chief
                   Executive Officer (since March 2001) of
                   A.G. Edwards Trust Company; Director
                   (since March 1988) of A.G. Edwards &
                   Sons, Inc. Formerly (until March 1987)
                   President and Vice Chairman of A.G.
                   Edwards Trust Company. Oversees 37
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                  Interested Managing General Partner and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                   Years;                                    Range of  Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by  Shares    Owned in
with Fund,         the Managing General Partner; Number of   BeneficialAny of the
Length of Service, Portfolios in Fund Complex Currently      Owned in  Oppenheimer
Age                Overseen by the Managing General Partner  the Fund  Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and      $1-$10,000 Over
President          director (since June 2001) and President              $100,000
Since 2001 and     (since September 2000) of the Manager;
Trustee since 2003 President and a trustee or director of
Age: 54            other Oppenheimer funds; President and a
                   director (since July 2001) of Oppenheimer
                   Acquisition Corp. and of Oppenheimer
                   Partnership Holdings, Inc.; a director
                   (since November 2001) of OppenheimerFunds
                   Distributor, Inc.; Director (since
                   November 2001) of the Centennial Asset
                   Management Corporation; Chairman and a
                   director (since July 2001) of Shareholder
                   Services, Inc. and of Shareholder
                   Financial Services, Inc.; President and a
                   director (since July 2001) of
                   OppenheimerFunds Legacy Program (a
                   charitable trust program established by
                   the Manager); a director of the following
                   investment advisory subsidiaries of the
                   Manager: OFI Institutional Asset
                   Management, Inc. (since November 2001),
                   HarbourView Asset Management Corporation
                   and OFI Private Investments, Inc. (since
                   July 2002); President (since November 1,
                   2001) and a director (since July 2001) of
                   Oppenheimer Real Asset Management, Inc.;
                   a director (since November 2001) of
                   Trinity Investment Management Corp. and
                   Tremont Advisers, Inc. (investment
                   advisory affiliates of the Manager);
                   Executive Vice President (since February
                   1997) of Massachusetts Mutual Life
                   Insurance Company (the Manager's parent
                   company); a director (since June 1995) of
                   DLB Acquisition Corporation (a holding
                   company that owns shares of David L.
                   Babson & Company, Inc.); formerly Chief
                   Operating Officer (September 2000-June
                   2001) of OppenheimerFunds, Inc.;
                   President and trustee (November
                   1999-November 2001) of MML Series
                   Investment Fund and MassMutual
                   Institutional Funds (open-end investment
                   companies); a director (September
                   1999-August 2000) of C.M. Life Insurance
                   Company; resident, Chief Executive
                   Officer and director (September
                   1999-August 2000) of MML Bay State Life
                   Insurance Company; a director (June
                   1989-June 1998) of Emerald Isle Bancorp
                   and Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle
                   Bancorp).Oversees 72 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

      The address of the officers in the chart below is as follows: for Messrs.
Molleur and Zack and Ms. Feld, Two World Financial Center, Ne
for Messrs. Vottiero, Weiss and Wixted and Mses. Bechtolt, Iv
South Tucson Way, Centennial, CO 80112-3924. Each officer ser
or until his or her earlier resignation, death or removal.   w York, NY 10281-1008,

                                                             es and Wolf, 6803
                                Officers of the Fund         ves for an annual term
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Time Served,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,         Senior Vice President (since June 2000) of the Manager; an
President since 1991    officer of 9 portfolios in the OppenheimerFunds complex;
Age: 53                 formerly Vice President of the Manager (June 1990 - June
                        2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Barry D. Weiss,         Vice President of the Manager (since July 2001); an officer
Vice President and      of 6 portfolios in the OppenheimerFunds complex; formerly
Portfolio Manager       Assistant Vice President and Senior Credit Analyst of the
since  2002             Manager (February 2000-June 2001). Prior to joining the
Age:  38                Manager in February 2000, he was Associate Director,
                        Structured Finance, Fitch IBCA Inc. (April 1998 - February
                        2000); News Director, Fitch Investors Service (September
                        1996 - April 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer (since March 1999) of
Treasurer since 1999    the Manager; Treasurer (since March 1999) of HarbourView
Age: 44                 Asset Management Corporation, Shareholder Services, Inc.,
                        Oppenheimer Real Asset Management Corporation, Shareholder
                        Financial Services, Inc., Oppenheimer Partnership Holdings,
                        Inc., OFI Private Investments, Inc. (since March 2000),
                        OppenheimerFunds International Ltd. and Oppenheimer
                        Millennium Funds plc (since May 2000), offshore fund
                        management subsidiaries of the Manager, and OFI
                        Institutional Asset Management, Inc. (since November 2000), an investment advisory subsidiary of the Manager; Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                        Trust Company, a trust company subsidiary of the Manager;
                        Assistant Treasurer (since March 1999) of Oppenheimer
                        Acquisition Corp. and OppenheimerFunds Legacy Program
                        (since April 2000); formerly Principal and Chief Operating
                        Officer (March 1995-March 1999), Bankers Trust
                        Company-Mutual Fund Services Division. An officer of 82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82
Age: 40                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice President/Fund Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice President/Corporate Accounting of the
since 2002              Manager (July 1999-March 2002) prior to which he was Chief
Age: 40                 Financial Officer at Sovlink Corporation (April 1996-June
                        1999). An officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President (since May 1985) and General Counsel
Vice President &        (since February 2002) of Manager; General Counsel and a
Secretary since 2001    director (since November 2001) of OppenheimerFunds
Age: 55                 Distributor, Inc.; General Counsel (since November 2001) of
                        Centennial Asset Management Corporation; Senior Vice
                        President and General Counsel (since November 2001) of
                        HarbourView Asset Management Corporation; Vice President
                        and a director (since November 2000) of Oppenheimer
                        Partnership Holdings, Inc.; Senior Vice President, General
                        Counsel and a director (since November 2001) of Shareholder
                        Services, Inc., Shareholder Financial Services, Inc., OFI
                        Private Investments, Inc., Oppenheimer Trust Company and
                        OFI Institutional Asset Management, Inc.; a director (since
                        November 2001) of Oppenheimer Real Asset Management, Inc.;
                        Assistant Secretary and a director (since November 2001) of
                        OppenheimerFunds International Ltd.; Vice President (since
                        November 2001) of OppenheimerFunds Legacy Program;
                        Secretary (since November 2001) of Oppenheimer Acquisition
                        Corp.; formerly Acting General Counsel (November
                        2001-February 2002) and Associate General Counsel (May
                        1981-October 2001) of the Manager; Assistant Secretary of
                        Shareholder Services, Inc. (May 1985-November 2001),
                        Shareholder Financial Services, Inc. (November
                        1989-November 2001); OppenheimerFunds International Ltd.
                        and Oppenheimer Millennium Funds plc (October 1997-November
                        2001). An officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice President and Senior Counsel (since July 1999) of the
Assistant Secretary     Manager; Director, Vice President and Assistant Secretary
since 2001              (since June 1999) of Centennial Asset Management
Age: 45                 Corporation; Vice President (since June 1990) of
                        OppenheimerFunds Distributor, Inc.; Vice President (since
                        1997) of Oppenheimer Real Asset Management, Inc.; formerly
                        Vice President and Associate Counsel of the Manager (June
                        1990-July 1999). An officer of 82 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager; Vice President (since 1999)
since 2001              of OppenheimerFunds Distributor, Inc.; Vice President and
Age: 38                 Assistant Secretary (since 1999) of Shareholder Services,
                        Inc.; Assistant Secretary (since December 2001) of
                        OppenheimerFunds Legacy Program and Shareholder Financial
                        Services, Inc.; formerly an Assistant Counsel (August
                        1994-October 2003) and Assistant Vice President of the
                        Manager (August 1997-June 1998). An officer of 82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice President and Senior Counsel of the Manager (since
Assistant Secretary     July 1999); formerly a Vice President and Associate Counsel
since 2001              of the Manager (September 1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

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|X|   Remuneration of Managing General Partners. The officers of the Fund and
Mr. Murphy (who is an officer and Managing General Partner of the Fund) are affiliated with the Manager and receive no salary or fee from the Fund.  The
Managing General Partners of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended December 31, 2002.
The compensation from all 41 of the Board II Funds (including the Fund)
represents compensation received for serving as a managing general partner, director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year 2002 (there were 41 funds at the end of
2002).

-------------------------------------------------------------------------------
Managing General Partner's Name   Aggregate Compensation   Total Compensation
                                                           From Fund and Fund
                                                            Complex Paid to
and Other Fund Position(s) (as                              Managing General
applicable)                             from Fund1             Partners*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
James C. Swain                             $683                 $177,996
Chairman, Managing General
Partners
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong

Vice Chairman, Managing General
Partners and                               $353                 $92,076
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Avis                             $353                 $92,199
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                            $349                 $91,124
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                          $382                 $99,743
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                              $362                 $94,590
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                               $353                 $92,199
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Richard Grabish                            $218                 $9,0132
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton3                         $223 4               $113,6595
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone3                         $223 6                $58,326
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.                   $349                $138,1247
Review Committee Member
-------------------------------------------------------------------------------
Effective  July 1, 2002,  C.  Howard  Kast and Robert M.  Kirchner  retired as a
Trustee,  Director or Managing  General Partner from the Board II Funds. For the fiscal year ended  December 31, 2002,  Mr. Kast received  $159 and Mr.  Kirchner received  $146  aggregate  compensation  from the Fund.  For the  calendar  year ended December 31, 2002,  Mr. Kast received  $41,451 and Mr.  Kirchner  received
$38,001  total  compensation  from all of the  Oppenheimer  funds for which they served as a Trustee, Director or Managing General Partner.
1.    Aggregate    Compensation   From   Fund   includes   fees   and   deferred
   compensation, if any, for a Managing General Partner.

2.    Effective  October  27,  2003,  Mr.  Grabish was elected as Trustee on all
   Board II Funds  (with the  exception  of  Oppenheimer  Senior  Floating  Rate
   Fund).  Prior to that date, "Total  Compensation From Trust and Fund Complex"
   paid to Mr.  Grabish  for  service  as a  Trustee,  as well as service on the
   Review  Committee was paid only by Centennial  Government  Trust,  Centennial
   California Tax Exempt Trust,  Centennial  Money Market Trust,  Centennial New
   York Tax Exempt Trust,  Centennial  Tax Exempt Trust and  Centennial  America
   Fund, L.P.  (total of six funds for which he previously  served as Trustee on the Board II Funds).  Mr.  Grabish  was  appointed  to the  Review  Committee beginning  February 24, 2003.  Had he served on the Review  Committee for the
   2002  calendar  year,  his "Total  Compensation  From Fund and Fund  Complex"
   would have been higher.

3.    Mrs.  Hamilton  and Mr.  Malone  were  elected as a Trustee,  Director  or
   Managing  General  Partner  of the  Board II Funds  effective  June 1,  2002.
   Compensation  for Mrs.  Hamilton and Mr.  Malone was paid by all the Board II
   Funds,  with the  exception  of  Oppenheimer  Senior  Floating  Rate Fund for which  they  currently  do not serve as  Trustees  (total  of 40  Oppenheimer funds).
4.    Compensation  for Mr.  Grabish was paid by  Centennial  Government  Trust,
   Centennial  California  Tax Exempt  Trust,  Centennial  Money  Market  Trust,
   Centennial  New York Tax Exempt Trust and  Centennial Tax Exempt Trust (total of 6 Oppenheimer funds).
5.    Includes $111 deferred under Deferred Compensation Plan described below.
6.    Includes  $55,333  compensation  (of  which  100%  was  deferred  under  a deferred  compensation  plan) paid to Mrs.  Hamilton for serving as a trustee by two open-end  investment  companies  (MassMutual  Institutional  Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which  is  the indirect  parent  company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor  to the  MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
7.    Includes $223 deferred under Deferred Compensation Plan described below.
8.    Includes  $47,000  compensation  paid to Mr.  Marshall  for  serving  as a trustee  by  two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment  Fund) the  investment  adviser for which is the indirect  parent company of the Fund's  Manager.  The Manager also serves as the Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A.  The Manager does not consider
MassMutual Institutional Funds and MML Series Investment Fund to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

Summary of the Fund's Partnership Agreement. The following statements summarize certain provisions of the Fund's organizational document, its
Agreement of Limited Partnership. These statements are qualified in their entirety by the terms of Agreement of Limited Partnership. The full text of the Agreement is reprinted as Appendix C to this Statement of Additional
Information.

      |X| Fund Shares. All interests in the Fund are partnership interests of a single class and are referred to in the Limited Partnership Agreement, the
Prospectus and this Statement of Additional Information as "shares." While the
Fund's single share class has no designation, it is deemed to be the equivalent of Class A shares for the purposes of shareholder account policies that apply to Class A shares of the Oppenheimer funds. Shares of the Fund may be purchased and redeemed in accordance with the Limited Partnership Agreement and as described in the Prospectus. Each share of the Fund has one vote. When issued, shares are fully paid, non-assessable and redeemable. All shares of the Fund have equal voting, dividend and liquidation rights but have no subscription, preemptive or conversion rights. There is no cumulative voting.
Limited partners of the Fund do not have the right to voluntarily transfer or assign their shares to any other person other than to secure a loan.

      |X| General Partners. The general partners of the Fund consist of a number of individuals, referred to as Managing General Partners, and one corporate general partner, referred to as the Non-Managing General Partner. In this document the Managing General Partners and Non-Managing General Partner
are all referred to as "General Partners." Shareholders of the Fund elect the
General Partners for an indefinite term.

      The Managing General Partners have complete and exclusive control over the management, conduct and operation of the Fund's business in accordance with the Agreement of Limited Partnership and the laws of the state of
Delaware governing the responsibilities of general partners of limited partnerships. The Managing General Partners function like a board of directors. They establish the Fund's policies and review its management and operations pursuant to the Limited Partnership Agreement. The Managing General
Partners meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      Oppenheimer Partnership Holdings, Inc., the Non-Managing General
Partner, is a wholly owned subsidiary of the Manager. The Non-Managing General
Partner does not participate in the management of the Fund, but is obligated to maintain an investment in the Fund equal to 1% of its assets.

      The Limited Partnership Agreement provides that the General Partners are not personally liable to any investor in the Fund for the repayment of any amounts standing in the account of that investor, except by reason of the
General Partner's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The
Limited Partnership Agreement also provides that the General Partners will not be liable to any investor by reason of any failure to withhold income tax with respect to distributions of income from the Fund or any change in any federal or state tax laws or in the interpretation of such laws as they apply to the
Fund or its investors so long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the investors.

      The General Partners generally are entitled to indemnification from the
Fund against liabilities and expenses to which they may become subject in their capacity as General Partners of the Fund, provided they have acted in good faith and for a purpose which they reasonably believed to be in the best interests of the Fund or its investors. That indemnification by the Fund is limited to the assets of the Fund.

      |X| Liability of Limited Partners. In general, limited partners are not personally liable for obligations of a partnership unless they participate in the control of the partnership's business. Under the terms of the Partnership
Agreement, the Fund's limited partners do not have the right to participate in the control of the Fund's business, but they may exercise the right to vote on matters affecting the basic structure of the Fund, including matters requiring investor approval under the Investment Company Act.

      Under Delaware law, the liability of each limited partner (in his or her capacity as a limited partner) for the losses, debts and obligations of a Fund is generally limited to that partner's capital contribution (which is the price of shares purchased by that partner net of all sales charges) and his or her share of any undistributed income or assets of the Fund. However, under certain circumstances, limited partners may be required to return amounts previously distributed to them, for the benefit of the Fund's creditors. The
Fund intends to include in its contracts a provision limiting the claims of creditors to the Fund's assets and may carry insurance in such amounts as the
Managing General Partners, in their judgment, consider reasonable to cover potential liabilities of the Fund.

      In addition, the Limited Partnership Agreement provides for indemnification out of the Fund's property for any shareholder held personally liable for any obligation of the Fund. The Limited Partnership Agreement also provides that the Fund, upon request, will pay the claim or shall assume the defense of any claim made against any shareholder if the Partnership believes the claim to be without merit. As a result, the risk of a shareholder incurring financial loss on account of his or her liability as a limited partner is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Manager believes that the risk of personal liability to shareholders is extremely remote, in view of the protections described above and in view of the character of the operations of the Fund as an investment company. The foregoing indemnification provisions do not apply to any liability of the Fund arising out of any liability of a limited partner for withholding tax on his or her shares, whether that liability is due to the limited partner's improper certification of his or her tax status or for some other reason.

      |X| Meetings of Shareholders. The Fund's Limited Partners and its
General Partners, including the Managing General Partners, are referred to collectively in this Statement of Additional Information as "shareholders."
The Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold shareholder meetings:
o     when required to do so by the Investment Company Act or other applicable law, or
o     when a shareholder meeting is called by the Managing General Partners,
         or
o     upon proper request of the shareholders.

      Limited partners have the exclusive right to vote on certain matters affecting the Fund set forth in the Partnership Agreement. Under the
Partnership Agreement, a Managing General Partner may be removed by the vote of two-thirds of the outstanding shares of the Fund. The Managing General
Partners will call a meeting of shareholders to vote on the removal of a
Managing General Partner upon the written request of the record holders of 10%
of its outstanding shares.

      If the Managing General Partners receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Managing General Partner, the Managing General
Partners will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense.

      |X| Term of Existence - Dissolution of the Fund. The Fund expects to continue in existence until December 31, 2037, but shall be dissolved before that date if and when any of the following circumstances occur:

(1)   the shareholders of the Fund approve the prior dissolution of the Fund;
         or
(2)   the Fund disposes of all of its assets; or
(3)   a General Partner withdraws and the remaining General Partners do not elect to continue the operations of the Partnership; or
(4)   there are no remaining General Partners (unless the shareholders agree by unanimous vote to continue the Fund in circumstances where the last remaining General Partner was not removed by them, and new
         General Partners are promptly elected by the shareholders).

      Other than being able to require the Fund to redeem outstanding shares as described in the Prospectus under "How to Sell Shares," limited partners have no right to the return of any part of their contributions to the Fund unless and until the Fund is dissolved. Distributions to a shareholder by the
Fund, whether upon redemption, dissolution or otherwise, will be in proportion to the number of outstanding shares held by the shareholder without regard to the dollar amount contributed to the Fund or the amount of any profits of the
Fund received.

      |X| Other Provisions. The Partnership Agreement also provides for the pricing, purchase and redemption of shares of the Fund as described below, as well as procedures relating to the giving of notices, the calling of meetings and solicitation of shareholder consents. In addition, the Partnership
Agreement contains provisions relating to the maintenance of books and records by the Fund, the accounting procedures to be followed by the Fund, the allocation for U.S. federal income tax purposes of items of income, gain, loss, deduction and credit, and the procedures by which amendments to the
Partnership Agreement may be made. Limited partners have the right to obtain current copies of the Partnership Agreement and certain other records of the
Fund. The records of the Fund, although available to limited partners upon request and to certain other persons in connection with Fund business, are not matters of public record.

Deferred Compensation Plan for Managing General Partners. The Managing General
Partners have adopted a Deferred Compensation Plan for disinterested Managing
General Partners that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Managing General Partner is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Managing General
Partner. The amount paid to the Managing General Partner under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Managing General Partners under this plan will not materially affect the Fund's assets, liabilities or net income per share.
This plan will not obligate the Fund to retain the services of any Managing
General Partner or to pay any particular level of compensation to any Managing
General Partner. Pursuant to an Order issued by the Securities and Exchange
Commission, the Fund may invest in the funds selected by any Managing General
Partner under this plan without shareholder approval for the limited purpose of determining the value of the Managing General Partners' deferred fee accounts.

Major Shareholders. As of April 10, 2003, the only person who owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding shares was A.G. Edwards & Sons, Inc. ("A.G. Edwards"), 1 North
Jefferson Avenue, St. Louis, Missouri 63103. The Fund has been informed that, as to shares held of record by A.G. Edwards, the following shareholders owned more than 5% of the outstanding shares of the Fund as of April 10, 2002:

      Efficient Supply, c/o A.G. Edwards, 1 North Jefferson, St. Louis,
      Missouri, which owned 11,455,042.160 shares (approximately 29.38% of the shares of the Fund then outstanding).

      Team Haas USA Ltd., c/o A.G. Edwards, 1 North Jefferson, St. Louis,
      Missouri, which owned 2,690,115.450 shares (approximately 6.90% of the shares of the Fund then outstanding).

      Belmont Investments  Ltd., c/o A.G. Edwards, 1 North Jefferson, St.
      Louis, Missouri, which owned 2,443,489.450 shares (approximately 6.26%
      of the shares of the Fund then outstanding).

      Treasury TT Co Lt., c/o A.G. Edwards, 1 North Jefferson, St. Louis,
      Missouri, which owned 2,215,444.820 shares (approximately 5.68% of the shares of the Fund then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization. The Manager has a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the portfolio transactions of funds managed by the
Manager. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The portfolio managers of the Fund are principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the
Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Fund's portfolio managers with research and support in managing the Fund's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to certain Managing General Partners, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus.

    ------------------------------------------------------------------------
      Fiscal Year ending     Management Fee Paid to OppenheimerFunds, Inc.
             12/31
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
             2000                              $158,806
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
             2001                              $223,515
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
             2002                              $181,153
    ------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement. The agreement permits the Manager to act as investment adviser for any other person, firm or corporation.

      |X| Annual Approval of Investment Advisory Agreement. Each year, the
Managing General Partners, including a majority of the Independent Managing
General Partners, are required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Managing
General Partners request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The Managing General Partners employ an independent consultant to prepare a report that provides such information as the Managing
General Partners request for this purpose.

      The Managing General Partners also receive information about the 12b-1 distribution fees the Fund pays. These distribution fees are reviewed and approved at a different time of the year.

      The Managing General Partners reviewed the foregoing information in arriving at their decision to renew the investment advisory agreement. Among other factors, the Managing General Partners considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund. These included services provided by the
         General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Managing General Partners considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The Managing General Partners also considered that maintaining the financial viability of the Manager is important so that the
Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Managing General Partners also considered the investment performance of other mutual funds advised by the
Manager. The Managing General Partners are aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Managing General
Partners, meeting separately from the Managing General Partners with experienced Counsel to the Fund who assisted the Managing General Partners in their deliberations. The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Managing General Partners including the
Independent Managing General Partners, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year.  In arriving at a decision, the Managing General Partners did not single out any one factor or group of factors as being more important than other factors, but considered all factors together. The Managing General
Partners judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

      |X| The Distributor. Under its General Distributor's Agreement with the
Fund, Centennial Asset Management Corporation, a subsidiary of the Manager, acts as the Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The
Fund makes payments to the Distributor under its service plan described below.

      The Fund's use of the name "Centennial" as part of its name is under a license from the Distributor. If the Distributor ceases to be the Fund's distributor, the right of the Fund to use the name "Centennial" as part of its name may be terminated by the Distributor, and the Fund's Managing General
Partners would be required to take action promptly to change the Fund's name.

      |X| The Sub-Distributor. The Distributor has retained OppenheimerFunds
Distributor, Inc., a wholly-owned subsidiary of the Manager, to act as
Sub-Distributor of the Fund's shares. The Sub-Distributor acts as the
Distributor's agent for accepting orders from dealers, brokers and investors to purchase shares of the Fund. The Sub-Distributor is not obligated to sell a specific number of shares.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager, subject to the overall authority of the Managing
General Partners. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts.

      Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Those services may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor or Sub-Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Fund's shares.
No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Service Plan

The Fund has adopted a Service Plan under Rule 12b-1 of the Investment Company
Act. Under that plan, the Fund reimburses the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Fund shares, as described in the Prospectus.

      Under the plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are all referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares of the Fund. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts or sub-accounts in the
Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor pays plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Fund shares held for the account of the recipient's customers.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent
Managing General Partners. The Managing General Partners have set no minimum amount.

      Each recipient who is to receive distribution payments for any quarter must certify in writing that the aggregate payments to be received from the
Fund and the Distributor during that quarter do not exceed the recipient's costs in rendering services and for the maintenance of accounts during the month or quarter, and that they will reimburse the Fund for any excess.

      Unless the plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Managing General Partners and its Independent Managing General Partners specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The plan may be terminated at any time by the vote of a majority of the Independent
Managing General Partners or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding voting securities of the Fund.

      The Managing General Partners and the Independent Managing General
Partners must approve all material amendments, including a majority of the
Independent Managing General Partners. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders, in the manner set forth above. For the Fund's fiscal year ended December 31,
2002, payments under the plan totaled $79,598, all of which was paid by the
Distributor to recipients. The Distributor cannot recover in later periods any unreimbursed expenses it incurs for a particular quarter.

      While the plan is in effect, the Treasurer of the Fund must provide a report to the Managing General Partners in writing at least quarterly for its review. The report shall detail the amount of all payments made under the plan, the identity of each recipient of payments and the purposes for which the payments were made. The plan states that while it is in effect, the selection and nomination of those Managing General Partners of the Fund who are not "interested persons" of the Fund is committed to the discretion of the
Independent Managing General Partners. This does not prevent the involvement of others in the selection and nomination process if the final decision as to the selection or nomination is approved by a majority of the Independent
Managing General Partners.

      Under the plan, from time to time in their sole discretion, the Manager and the Distributor can use their own resources (at no direct cost to the
Fund) to make payments to brokers, dealers and other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fees it receives from the Fund. In their sole discretion, the Manager and the Distributor may increase or decrease the amount of payments they make from their own resources to plan recipients.

      The Distributor and Sub-Distributor have entered into Supplemental
Distribution Assistance Agreements under the plan with selected dealers that distribute shares of Oppenheimer Cash Reserves, Centennial Government Trust,
Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust
and the Fund. Under those supplemental agreements, the Distributor makes quarterly payments for distribution-related services at an annual rate of up to 0.30% of the average net asset value of shares of the above-mentioned funds owned during the quarter beneficially or of record by the dealer or its customers. However, no payment shall be made to any dealer for any quarter during which the average net asset value of shares of the above-mentioned funds owned during that quarter by the dealer or its customers is less than $5 million.

      Payments under supplemental agreements are not a Fund expense. They are made by the Distributor out of its own resources or out of the resources of the Manager, which may include profits derived from the advisory fee it receives from the Fund. The Distributor may not make payments to its affiliates under the Supplemental Agreements.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.525.9310.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparisons with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      |X| Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by:
      (1)               adding 1 to the base period return (obtained as
      described above),
      (2)               raising the sum to a power equal to 365 divided by 7,
      and
      (3)               subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      Total Return Information. There are different types of "total returns"
to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example,
10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      Average Annual Total Return. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

--------------------------------------------------------------------------------
                                [OBJECT OMITTED]
--------------------------------------------------------------------------------
      Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

--------------------------------------------------------------------------------
                                [OBJECT OMITTED]
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                   Compounded      Average Annual Total Returns (at 12/31/02)
     Yield       Effective Yield
 (7 days ended    (7 days ended
   12/31/02)        12/31/02)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                     1 Year          5 Years        10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.58%            0.58%           0.97%           3.59%           3.69%
---------------------------------------------------------------------------------

      |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor)
which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top 10 metro areas. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the
Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

ABOUT your account

How to Buy Shares

      The availability to investors of the various purchase (and redemption)
programs described in this Statement of Additional Information depending on how an Investor buys shares. Different features and services are available to
Direct Investors (those Investors who buy through the Distributor or through another broker-dealer but have shares registered directly in the Investor's name) and Investors who are Program Participants in the Automatic Purchase and
Redemption Program of a particular broker-dealer.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which
OppenheimerFunds Distributor, Inc. acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined twice each day that The New York Stock Exchange ("the
Exchange") is open, at 12:00 Noon and at 4:00 P.M., by dividing the value of the Fund's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr.
Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

      The Fund's Managing General Partners have adopted  the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

      The Fund's Managing General Partners have established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Managing General Partners, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Managing General Partners will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Managing General Partners to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Managing General Partners will take whatever steps they consider appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher)
than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the
Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. The Fund's checks are drafts against the Fund that are payable through the Fund's bank (which is referred to as the "Bank" in this section).
When a check is presented to the Bank for clearance, the Bank will ask the
Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The
Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

--------------------------------------------------------------------------------
For Direct Investors, checkwriting is arranged though the Fund's Transfer
Agent. Investors who are Program Participants in a broker-dealer's Automatic
Purchase and Redemption Program must arrange for checkwriting and obtain signature cards through the Investor's broker-dealer firm.
--------------------------------------------------------------------------------

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
         Fund's drafts (checks) are payable to pay all checks drawn on the
         Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's Bank; and
      (6)               acknowledges and agrees that neither the Fund nor its
         Bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Automatic Withdrawal Plans. Direct Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the Investor for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.

      Payments are normally made by check. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

      Fund shares will be redeemed as necessary to meet withdrawal payments.
Shares acquired without a sales charge will be redeemed first. Shares purchased with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the
Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund.
Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Distributions of income on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the
Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the
Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

--------------------------------------------------------------------------------
The special tax provisions that are available to shareholders of this Fund do not apply to the other Oppenheimer funds or Centennial Trusts, and by exchanging into those other Funds Investors will become subject to applicable withholding and tax reporting requirements under the Internal Revenue Code as to those investments.
--------------------------------------------------------------------------------

Participants in Automatic Purchase and Redemption Programs. Shares of the Fund
held under Automatic Purchase and Redemption Programs through brokers or dealers may be exchanged only for shares of Centennial Money Market Trust,
Centennial Tax Exempt Trust and Centennial Government Trust. Exchange requests to the Fund may be placed only by an Investor's broker or dealer.

Direct Investors. Shares of the Fund may be exchanged, subject to the conditions described in the Prospectus and in this Statement of Additional
Information, by Direct Investors for shares of other eligible funds. As stated
in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other eligible funds. Shares of this Fund are deemed to be "Class A
Shares" for this purpose. You can obtain a current list of funds showing which funds offer which classes of shares by calling the Distributor at
1.800.525.9310.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:

      Oppenheimer AMT-Free New York          Oppenheimer Limited Term Municipal Fund
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer Multiple Strategies Fund
      Oppenheimer Capital Income Fund        Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves              Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Champion Income Fund       Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest International Value
      Fund                                   Fund, Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold & Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Oppenheimer Total Return Bond Fund
      Oppenheimer International Small        Limited Term New York Municipal Fund
      Company Fund

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X| How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when shares of this Fund acquired by exchange of Class A shares of other
Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For Federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer
Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Distributions and Taxes

Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of tax rules affecting an investment in the Fund.

Tax Status of the Fund. The Fund is a limited partnership and has made an election under the Internal Revenue Code to pay federal income taxes (at a special rate) on its income to allow it to maintain its status as a partnership. The characterization under the Internal Revenue Code of any income realized by the Fund after payment of that tax flows through to its limited partners. The Fund has obtained a ruling from the IRS that it will be classified as a partnership and that its general and limited partners will be treated as partners for federal income tax purposes.

      Shareholders of the Fund generally are liable for payment of taxes on their allocated share of fund income and realized capital gains. However, to the extent the Fund earns "portfolio interest" income, eligible foreign investors who are not subject to payment or withholding of U.S. tax on that type of income are likewise not subject to payment or withholding of U.S. tax on their allocated share of "portfolio interest" income from the Fund if certain conditions are met on a continuing basis. Some of those conditions are the following:

o     The Fund must maintain its treatment as a partnership for U.S. federal income tax purposes rather than become taxable as a corporation.
o     The Fund must comply with the provisions of the Internal Revenue Code applicable to limited partnerships.
o

   The income realized by the Fund must consist of interest income which qualifies for the "portfolio interest" exemption under the U. S.
      Internal Revenue Code.
o     Eligible Foreign Investors must provide the Fund with certification of their status by furnishing a valid Form W-8BEN at the time of investment and at specified times thereafter.

      Although the Fund has obtained a ruling relating to its tax status from the IRS, foreign investors should note that the IRS or the U.S. courts may ultimately determine that the Fund should be characterized as an association taxable as a corporation, rather than as a partnership for U.S. federal income tax purposes. If the Fund is characterized as an association taxable a corporation for U.S. federal income tax purposes, the Fund will incur U.S.
federal corporate income tax on its earnings. In addition, shareholders will incur U.S. federal income tax and withholding on distributions from the Fund because those distributions would no longer be eligible for the "portfolio interest" exemption.

      |X| Federal Tax Legislation Affecting Publicly-Traded Partnerships.
Under provisions of the Revenue Act of 1987, "publicly-traded" partnerships such as the Fund are generally characterized as corporations rather than partnerships for federal income tax purposes. The 1987 legislation does not apply to the Fund because the Fund was in existence and had obtained the IRS ruling relating to its tax status prior to enactment of that legislation. The
Fund maintained its status as an "existing partnership" under certain
"grandfathering" provisions of that legislation and, as such, continued to be treated as a partnership for federal income tax purposes. When the
"grandfathering" provisions of the 1987 legislation were set to expire on
December 31, 1997, it was anticipated that "existing partnerships" like the
Fund would be classified as "associations taxable as corporations" as of
January 1, 1998.

      However, the Taxpayer Relief Act of 1997 permitted a publicly-traded limited partnership that was in existence on December 17, 1987, like the Fund, and that continued to meet certain other criteria, to elect to continue its status as a partnership for U.S. federal income tax purposes for tax years after December 31, 1997. The Fund made that election. As an "electing 1987 partnership," the Fund will seek to maintain its treatment as a partnership rather than become taxable as corporation by paying a tax equal to 3.5% of its gross income and meeting certain other criteria. That tax increases the Fund expenses and reduces its yield.

Tax Considerations for Fund Investors. For purposes of this discussion, the term "foreign investor" means an investor other than a U.S. citizen, U.S.
resident, or a U.S. corporation, partnership, estate or trust. A foreign investor who is engaged in a trade or business in the United States normally will be subject to U.S. federal income tax on any ordinary income and capital gains at the same rates applicable to U.S. persons on the investor's allocable share of ordinary income and capital gains realized by the Fund. The foreign investor will be subject to tax to the extent that (1) that income and gains are deemed to be effectively connected with the conduct of the foreign investor's trade or business and (2) U.S. taxation of such income and gains is not avoided under the terms of an applicable U.S. income tax treaty.

      For this purpose, foreign investors will be deemed to be engaged in a trade or business in the U.S. and will be subject to U.S. federal income tax on their allocable share of the Fund's net income and capital gains if the
Fund were deemed to be engaged in a trade or business in the U.S. If the Fund were deemed to be engaged in a trade or business in the U.S., it would also be required to withhold U.S. federal income tax at the maximum rate applicable to the investor on income earned.

      The Fund has obtained an opinion of counsel to the effect that neither the Fund nor its investors, solely by virtue of their investment in the Fund, should be deemed to be engaged in a trade or business in the United States if the Fund adheres to its stated investment objective, policies and restrictions and to certain guidelines concerning its investment activities. The Fund intends to comply with those restrictions and guidelines. Consequently, any foreign investor in the Fund should not be deemed to be engaged in a trade or business in the United States solely by virtue of an investment in the Fund.

      Although the Fund and its tax counsel rendering such opinion believe that their position is fully supported by applicable law, there can be no assurance that the IRS or a court of law would not take a contrary position.
If the Fund is deemed to be engaged in a U.S. trade or business by a court of law, then its portfolio interest would be subject to U.S. federal income tax and the Fund would be obligated to withhold tax on all income allocated to shareholders.

      Assuming that a foreign investor purchasing Fund shares is not engaged in a trade or business in the United States, that investor's share of ordinary income realized by the Fund will not be subject to U.S. federal income tax
(including withholding of such taxes), if
o     the ordinary income consists of interest income which qualifies for the
      "portfolio interest" exemption under Sections 871(h) and 881(c) of the
      Internal Revenue Code,
o     the foreign investor has furnished a valid and effective IRS Form W-8BEN
      (or substitute form) to the Fund,
o     the Fund has no actual knowledge that the investor is, in fact, a U.S.
      person, and
o     the investor properly certifies, if so required, that the beneficial owner of such investment is not (a) a "10% shareholder" (as defined in
      Section 871(h)(3) of the Code) of the issuer of the security held by the
      Fund which generates the interest income, (b) a controlled foreign corporation related to such issuer, or (c) a bank deemed to be receiving such interest (other than interest on an obligation of the United
      States) on an extension of credit made pursuant to a loan agreement entered into in the ordinary course of its trade or business.

      The Fund has been advised that interest income will qualify for the
"portfolio interest" exemption if it is paid with respect to a publicly-offered, registered debt obligation issued after July 18, 1984, with respect to which the Fund, which would otherwise be required to withhold U.S.
federal income tax from such interest, has received a valid and effective statement that the beneficial owner of the obligation is not a U.S. person. A statement such as that contained in the representations in Form W-8BEN is expected to be sufficient for that purpose. Interest income received by the
Fund on certain short-term investments might not qualify for the "portfolio interest" exemption. Accordingly, the portion of that interest allocable to foreign shareholders would be subject to U.S. federal income tax (including withholding taxes) during the calendar year such interest is received by the
Fund.

      A foreign investor who is not "engaged in a trade or business" in the
United States for purposes of the Internal Revenue Code generally will not be subject to U.S. federal income tax (or withholding) on that investor's allocated share of net short-term or long-term capital gains realized by the
Fund. To qualify, in the case of an investor who is a person, the investor must not be physically present in the U.S. for 183 or more days during the year or for such other period as would cause the investor to be treated as a
U.S. resident under the Internal Revenue Code. Proceeds of redemption of Fund shares also will not be subject to U.S. tax if they constitute non-U.S. source income by virtue of the investor's non-U.S. status. However, even if the proceeds of share redemptions are not subject to U.S. tax under these rules, nevertheless the Fund might be required to withhold on the portion of those proceeds that represents the investor's allocable share of income or gains of the Fund that would otherwise be subject to withholding.

      Foreign investors who do not furnish a valid and effective Form W-8BEN or otherwise properly certify, if required by U.S. federal tax laws, that such investor is not (a) a "10 percent shareholder", (b) a controlled foreign corporation of the issuer, or (c) a bank deemed to be receiving such interest
(other than interest on an obligation of the United States) on an extension of credit made pursuant to a loan agreement entered into in the ordinary course of its trade or business may be subject to U.S. withholding taxes on their allocated shares of all income realized by the Fund (regardless of its source).

      Foreign shareholders are required to furnish a Form W-8BEN every three calendar years. As previously discussed, regardless of whether a valid and effective Form W-8BEN is furnished, foreign shareholders may be subject to
U.S. withholding taxes on their allocated shares of income realized by the
Fund from sources other than "portfolio interest" income and net realized capital gains unless such withholding taxes are reduced or eliminated under the terms of an applicable U.S. income tax treaty and the investor complies with all procedures for claiming the benefits of such a treaty. It is the intention of the Fund to withhold amounts required by the Internal Revenue
Code with respect to non-qualifying income and/or non-qualifying investors.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with Centennial Asset
Management Corporation, a subsidiary of the Manager that acts as the Fund's
Distributor or OppenheimerFunds Distributor, Inc., the Sub-Distributor. The
Distributor also distributes shares of the other Centennial Trusts.

The Transfer Agent. Shareholder Services, Inc., the Fund's Transfer Agent, is
responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.

      The Fund's Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per annum, effective October 1,
2001. That undertaking may be amended or withdrawn at any time.

The Custodian. Citibank, N.A. is the custodian bank of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

Audit and non-audit services provided to the Fund must be pre-approved by the
Audit Committee.  Non-audit services provided by Deloitte & Touche LLP to the
Manager and certain related companies must also be pre-approved by the Audit
Committee.
INDEPENDENT AUDITORS' REPORT --------------------------------------------------------------------------------
 	To the Managing General Partners and Shareholders of Centennial America Fund, L.P.: We have audited the accompanying statement of assets and liabilities of Centennial America Fund, L.P., including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 	We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial America Fund, L.P. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Denver, Colorado January 23, 2003 STATEMENT OF INVESTMENTS December 31, 2002

                                                                                                       Principal              Value
                                                                                                          Amount         See Note 1
-----------------------------------------------------------------------------------------------------------------------------------

 Joint Repurchase Agreements--17.1% 1
 Undivided interest of 1.74% in joint repurchase agreement (Market Value
 $333,100,000) with PaineWebber, Inc., 1.13%, dated 12/31/02, to be repurchased at $5,800,364 on 1/2/03, collateralized by Federal National Mortgage Assn., 7%,
 3/1/32, with a value of $161,517,476 and Federal Home Loan Mortgage Corp.,
 5.50%, 1/1/33, with a value of 178,439,706 (Cost $5,800,000)                                         $5,800,000        $ 5,800,000

-----------------------------------------------------------------------------------------------------------------------------------
 Letters of Credit--5.9%
 Student Loan Marketing Assn., guaranteeing commercial paper of Nebhelp, Inc., 1.31%, 1/6/03 2
 (Cost $1,999,636)                                                                                     2,000,000          1,999,636

-----------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Agencies--97.5%
 FNMA Master Credit Facility:
 1.31%, 2/3/03                                                                                         2,500,000          2,497,089
 1.33%, 4/1/03                                                                                         2,500,000          2,491,780
 1.70%, 1/8/03                                                                                         3,000,000          2,999,008
 2.01%, 4/1/03                                                                                         2,000,000          1,989,950
-----------------------------------------------------------------------------------------------------------------------------------
 Federal Farm Credit Bank, 5%, 2/3/03                                                                  1,100,000          1,103,145
-----------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Bank, 1.28%, 2/28/03                                                                2,000,000          1,995,876
-----------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.275%, 1/28/03                                                                                       2,000,000          1,998,087
 1.28%, 2/27/03                                                                                        2,000,000          1,995,947
 1.74%, 1/30/03                                                                                        2,000,000          1,997,326
 7%, 2/15/03                                                                                           1,500,000          1,509,444
-----------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 1.235%, 2/12/03                                                                                       2,000,000          1,997,013
 1.46%, 3/6/03                                                                                         2,500,000          2,493,511
 1.67%, 1/23/03                                                                                        2,000,000          1,997,959
 1.71%, 3/5/03                                                                                         3,000,000          2,991,023
 1.745%, 1/8/03                                                                                        2,000,000          1,999,321
 5%, 2/14/03                                                                                           1,075,000          1,079,075
                                                                                                                        -----------
 Total U.S. Government Agencies (Cost $33,135,554)                                                                       33,135,554

-----------------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $40,935,190)                                                            120.5%        40,935,190
-----------------------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                                     (20.5)       (6,975,715)

 Net Assets                                                                                                100.0%       $33,959,475
                                                                                                       ============================
Footnotes to Statement of Investments 1. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,999,636, or 5.89% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Managing General Partners. See accompanying Notes to Financial Statements. 3 | CENTENNIAL AMERICA FUND, L.P. STATEMENT OF ASSETS AND LIABILITIES December 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (including $5,800,000 in repurchase agreements)(cost $40,935,190)--see accompanying statement  $  40,935,190
-----------------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                       129,390
-----------------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                                          96,996
 Interest                                                                                                                    82,988
 Other                                                                                                                       16,697
                                                                                                                      -------------
 Total assets                                                                                                            41,261,261

-----------------------------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                                                                    4,988,869
 Shares of beneficial interest redeemed                                                                                   2,266,325
 Service plan fees                                                                                                           18,389
 Tax provision                                                                                                                7,502
 Shareholder reports                                                                                                          6,397
 Managing General Partners' compensation                                                                                        664
 Transfer and shareholder servicing agent fees                                                                                  502
 Other                                                                                                                       13,138
                                                                                                                      -------------
 Total liabilities                                                                                                        7,301,786

-----------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                             $33,959,475
                                                                                                                      =============

-----------------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                                                        $33,957,939
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                                                                     1,536
                                                                                                                      -------------
 Net Assets--applicable to 33,957,939 shares of beneficial interest outstanding                                         $33,959,475
                                                                                                                      =============

-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                     $1.00
See accompanying Notes to Financial Statements. 4 | CENTENNIAL AMERICA FUND, L.P. STATEMENT OF OPERATIONS For the Year Ended December 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------

 Investment Income
 Interest                                                                                                                  $742,697

-----------------------------------------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                                                            181,153
-----------------------------------------------------------------------------------------------------------------------------------
 Service plan fees                                                                                                           79,598
-----------------------------------------------------------------------------------------------------------------------------------
 Registration and filing fees                                                                                                26,777
-----------------------------------------------------------------------------------------------------------------------------------
 Tax provision                                                                                                               25,553
-----------------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                                         13,480
-----------------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                                                8,706
-----------------------------------------------------------------------------------------------------------------------------------
 Managing General Partners' compensation                                                                                      4,268
-----------------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                                    819
-----------------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                                       11,321
                                                                                                                           --------
 Total expenses                                                                                                             351,675
 Less reduction to custodian expenses                                                                                          (819)
                                                                                                                           --------
 Net expenses                                                                                                               350,856

-----------------------------------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                                                      391,841

-----------------------------------------------------------------------------------------------------------------------------------
 Net Realized Gain on Investments                                                                                               563

-----------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                                                      $392,404
                                                                                                                           ========
STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended December 31,                                                                                       2002            2001
-----------------------------------------------------------------------------------------------------------------------------------

 Operations
 Net investment income                                                                                 $    391,841   $   1,625,253
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                                              563             856
                                                                                                       ----------------------------
 Net increase in net assets resulting from operations                                                       392,404       1,626,109

-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders                                                            (391,841)     (1,596,905)

-----------------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from beneficial interest transactions                  (15,664,910)      6,589,915

-----------------------------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                                                              (15,664,347)      6,619,119
-----------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                                     49,623,822      43,004,703
                                                                                                       ----------------------------
 End of period                                                                                         $ 33,959,475     $49,623,822
                                                                                                       ============================
See accompanying Notes to Financial Statements. 5 | CENTENNIAL AMERICA FUND, L.P. FINANCIAL HIGHLIGHTS

 Year Ended December 31                                       2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                        $1.00         $1.00         $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--
 net investment income and net realized gain                   .01           .03           .05           .04           .04
 Dividends and/or distributions to shareholders               (.01)         (.03)         (.05)         (.04)         (.04)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $1.00         $1.00         $1.00         $1.00         $1.00
                                                             =============================================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return 1                                               0.97%         3.27%         5.52%         3.82%         4.40%

--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                  $33,959       $49,624       $43,005       $27,503       $22,162
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $40,218       $49,690       $35,333       $24,285       $19,724
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                        0.97%         3.27%         5.35%         3.82%         4.23%
 Expenses                                                     0.87%         0.87%         1.00%         1.32%         1.22% 3
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. 2. Annualized for periods of less than one full year. 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. See accompanying Notes to Financial Statements. 6 | CENTENNIAL AMERICA FUND, L.P. NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- 1. Significant Accounting Policies
 	Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

 	The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------- Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------
 	Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 	Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund will elect to be treated as an “Electing 1987 Partnership”. As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.

--------------------------------------------------------------------------------
 	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

-------------------------------------------------------------------------------- Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. -------------------------------------------------------------------------------- 2. Shares of Beneficial Interest
 	The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                            Year Ended December 31, 2002       Year Ended December 31, 2001
                                                                Shares            Amount           Shares            Amount
---------------------------------------------------------------------------------------------------------------------------

 Sold                                                      177,080,061     $ 177,080,061       88,942,327      $ 88,942,327
 Dividends and/or distributions reinvested                     372,003           372,003        1,577,167         1,577,167
 Redeemed                                                 (193,116,974)     (193,116,974)     (83,929,579)      (83,929,579)
                                                          -----------------------------------------------------------------
 Net increase (decrease)                                   (15,664,910)    $ (15,664,910)       6,589,915      $  6,589,915
                                                          =================================================================
7 | CENTENNIAL AMERICA FUND, L.P. NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- 3. Fees and Other Transactions with Affiliates
 	Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million.

-------------------------------------------------------------------------------- Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays SSI a $14.75 per account fee. --------------------------------------------------------------------------------
 	Service Plan (12b-1) Fees. The Fund has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Fund. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Fund. During the year ended December 31, 2002, the Fund paid $79,598 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

                                   Appendix A

--------------------------------------------------------------------------------
Description of Securities Ratings
--------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings  Services,  a division of The  McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:
----------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
--------------------------------------------------------------------------------

R-1:  Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates  an entity  which  possesses  unquestioned  ability  to repay  current liabilities  as  they  fall  due.  Entities  rated  in  this  category  normally
maintain   strong   liquidity   positions,    conservative   debt   levels   and
profitability  which is both stable and above  average.  Companies  achieving an
"R-1  (high)"  rating  are  normally  leaders  in  structurally  sound  industry segments with proven track records,  sustainable  positive future results and no substantial  qualifying  negative factors.  Given the extremely tough definition which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve  this  rating.  Short term debt rated "R-1  (middle)"  is of superior credit  quality and, in most cases,  ratings in this  category  differ from "R-1
(high)"  credits to only a small degree.  Given the extremely  tough  definition which DBRS has for the "R-1 (high)"  category  (which few  companies are able to achieve),  entities  rated "R-1  (middle)" are also  considered  strong  credits which typically  exemplify above average  strength in key areas of consideration for debt  protection.  Short  term debt  rated  "R-1  (low)" is of  satisfactory credit  quality.  The overall  strength and outlook for key liquidity,  debt and profitability  ratios  is not  normally  as  favorable  as  with  higher  rating categories,  but these  considerations  are still  respectable.  Any  qualifying negative  factors  which  exist are  considered  manageable,  and the  entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit  quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having reasonable  ability for timely  repayment  to a level which is  considered  only just  adequate.  The  liquidity  and  debt  ratios  of  entities  in  the  "R-2"
classification  are not as strong as those in the "R-1"  category,  and the past and future  trend may  suggest  some risk of  maintaining  the  strength  of key ratios in these areas.  Alternative  sources of liquidity support are considered satisfactory;  however,  even the strongest  liquidity  support will not improve the commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends, past and future, may be less favorable,  earnings  not as  stable,  and there are often  negative  qualifying factors  present  which  could also make the entity more  vulnerable  to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.
Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

                                      B-1
                                   Appendix B

                            Industry Classifications

Aerospace & Defense                Industrial Conglomerates
Air Freight & Couriers             Insurance
Airlines                           Internet & Catalog Retail
Asset Backed Securities            Internet Software & Services
Auto Components                    Information Technology Consulting & Services
Automobiles                        Leasing and Factoring
Banks                              Leisure Equipment & Products
Beverages                          Machinery
Biotechnology                      Marine
Broker-Dealer                      Media
Building Products                  Metals & Mining
Chemicals                          Multiline Retail
Commercial Finance                 Multi-Utilities
Commercial Services & Supplies     Municipal
Communications Equipment           Office Electronics
Computers & Peripherals            Oil & Gas
Construction & Engineering         Paper & Forest Products
Construction Materials             Personal Products
Consulting & Services              Pharmaceuticals
Consumer Finance                   Real Estate
Containers & Packaging             Repurchase Agreements
Distributors                       Road & Rail
Diversified Financials             Semiconductor Equipment & Products
Diversified Telecommunication      Software
Services
Electric Utilities                 Special Purpose Financial
Electrical Equipment               Specialty Retail
Electronic Equipment & Instruments Textiles & Apparel
Energy Equipment & Services        Tobacco
Food & Drug Retailing              Trading Companies & Distributors
Food Products                      Transportation Infrastructure
Foreign Government                 U.S. Government Agencies-Full Faith and
                                   Credit Agencies
Gas Utilities                      U.S. Government Agencies-Government Sponsored
                                   Enterprises
Health Care Equipment & Supplies   U.S. Government Instrumentalities
Health Care Providers & Services   U.S. Government Obligations
Hotels Restaurants & Leisure       Water Utilities
Household Durables                 Wireless Telecommunication Services
Household Products

                                    C-38

                                   Appendix C

                         FIRST TRUST AMERICA FUND, L.P.
                         ------------------------------

                        AGREEMENT OF LIMITED PARTNERSHIP
                              dated April 28, 1987

                               TABLE OF CONTENTS

1.  GENERAL PROVISIONS

    1.1    Formation

    1.2    Name and Place of Business

    1.3    Term

    1.4    Agent for Service of Process

    1.5    Certificate of Limited Partnership

    1.6    Other Acts/Filings

2.  DEFINITIONS

    2.1
Affiliate

    2.2
Capital Account

    2.3
General Partner

    2.4
Holder of Record or Holder of a Share

    2.5
Limited Partner

    2.6
Majority Vote

    2.7
Managing General Partner

    2.8
Net Asset Value (per Share)

2.9   Non-Managing General Partner
    2.10
    Officers

    2.11
Partners

    2.12
Partnership

    2.13
Partnership Act

    2.14
Partnership Group

    2.15
Person

    2.16
Registration Statement

    2.17
Secretary of State

    2.18
Share (including fractional Shares)

    2.19
Substituted Limited Partner

    2.20
Tax Code

    2.21
Transfer Agent

    2.22
1940 Act

3.  ACTIVITIES AND PURPOSE

    3.1    Operating Policy

    3.2    Investment Objectives

    3.3    Investment Policies and Restrictions

    3.4    Other Authorized Activities

4.  GENERAL PARTNERS

    4.1
Identity and Number

    4.2    Managing and Non-Managing General Partners

4.3   General Partners' Contributions
    4.4
    Management and Control

    4.5
Action by the Managing General Partners

    4.6
Limitations on the Authority of the Managing

General Partners

    4.7
Right of General Partners to Become

Limited Partners

    4.8
Termination of a General Partner

    4.9
Additional or Successor General Partners

    4.10
Liability to Limited Partners

    4.11
Assignment and Substitution

    4.12
No Agency

    4.13
Reimbursement and Compensation

    4.14
Indemnification

5.  LIMITED PARTNERS

    5.1
Identity of Limited Partners

    5.2
Admission of Limited Partners

    5.3
Contributions of the Limited Partners

    5.4
Additional Contributions of Limited Partners

    5.5
Use of Contributions

    5.6
Redemption by Limited Partners

    5.7
Minimum Contribution and Mandatory Redemption

    5.8
Limited Liability

    5.9
No Power to Control Operations

    5.10
Tax Responsibility

6.  SHARES OF PARTNERSHIP INTEREST

7.  PURCHASE AND EXCHANGE OF SHARES

    7.1    Purchase of Shares

    7.2    Net Asset Value

    7.3    Exchange of Shares

8.  REDEMPTION OF SHARES

    8.1    Redemption of Shares

    8.2    Payment for Redeemed Shares

9.  MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

    9.1
Rights of Limited Partners

    9.2
Actions of the Partners

    9.3
Meetings

    9.4
Notices

    9.5
Validity of Vote for Certain Matters

    9.6
Adjournment

    9.7
Waiver of Notice and Consent to Meeting

    9.8
Quorum

    9.9
Required Vote

    9.10
Action by Consent Without a Meeting

9.11  Record Date
    9.12
    Proxies

    9.13
Number of Votes

    9.14
Communication Among Limited Partners

10. DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

    10.1   Fees of General Partners

    10.2   Distributions of Income and Gains

    10.3   Allocation of Income, Gains, Losses, Deductions
                and Credits

    10.4   Returns of Contributions

    10.5   Capital Accounts

    10.6   Allocations of Capital Gains and Losses and
                Additional Rules

11. ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST; SUBSTITUTION
           OF PARTNERS

    11.1   Prohibition on Assignment

    11.2   Rights of the Holders of Shares as Collateral or
                Judgment Creditor

    11.3   Death, Incompetency, Bankruptcy or Termination
                of the Existence of a Partner

    11.4   Substituted Limited Partners

12. DISSOLUTION AND TERMINATION OF THE PARTNERSHIP

    12.1   Dissolution

    12.2   Liquidation

    12.3   Termination

13. BOOKS, RECORDS, ACCOUNTS AND REPORTS

    13.1   Books and Records

    13.2   Limited Partners' Access to Information

    13.3   Accounting Basis and Fiscal Year

    13.4   Tax Returns

    13.5   Filings with Regulatory Agencies

    13.6   Tax Matters and Notice Partner

14. AMENDMENTS OF PARTNERSHIP DOCUMENTS

    14.1   Amendments in General

    14.2   Amendments Without Consent of Limited Partners

    14.3   Amendments Needing Consent of Affected Partners

    14.4   Amendments to Certificate of Limited
                Partnership

    14.5   Amendments After Change of Law

15. MISCELLANEOUS PROVISIONS

    15.1   Notices

    15.2   Section Headings

    15.3   Construction

    15.4   Severability

    15.5   Governing Law

    15.6   Counterparts

    15.7   Entire Agreement

    15.8   Cross-References

    15.9   Power of Attorney to the General Partners

    15.10  Further Assurances

    15.11  Successors and Assigns

    15.12  Waiver of Action for Partition

    15.13  Creditors

    15.14  Remedies

    15.15  Custodian

    15.16  Use of Name "First Trust"

    15.17  Authority

    15.18  Signatures

                         FIRST TRUST AMERICA FUND, L.P.

      This AGREEMENT OF LIMITED PARTNERSHIP ("Partnership Agreement") is
entered into as of this 28th day of April, 1987 by and among Gerald E. Pelzer, an individual, Thomas L. Johnson, an individual, Dr. David Johnston, an individual, and Edward McGrew, an individual, as Managing General Partners;
Clayton Brown Investments, Inc., an Illinois corporation, as Non-Managing
General Partner (collectively, the "General Partners"); and Clayton Brown
Investments, Inc., an Illinois corporation, as Limited Partner.

      1.   GENERAL PROVISIONS

           1.1   Formation. The parties hereby agree to form a limited
partnership (the "Partnership") under the terms and conditions set forth below pursuant to the Delaware Revised Uniform Limited Partnership Act (the
"Partnership Act").

           1.2   Name and Place of Business. The name of the Partnership shall be First Trust America Fund, L.P., or such other name as shall be selected from time to time by the Managing General Partners. The principal place of business of the Partnership shall be 300 W. Washington Street, Chicago,
Illinois 60606 or such other place or places as the Managing General Partners may deem necessary or desirable to the conduct of the Partnership's activities, including places for the conduct of activities relating to its investments, the location and holding of its assets, the execution of its portfolio transactions and other operations. The registered office of the
Partnership in Delaware is located at 1209 Orange Street, in the City of
Wilmington, County of New Castle.

           1.3   Term. The term of the Partnership shall commence upon the
filing of the Certificate of Limited Partnership with the Secretary of State and shall continue until the 31st day of December, 2037, unless terminated earlier in accordance with the provisions of this Partnership Agreement.

           1.4   Agent for Service of Process. The registered agent for service of process on the Partnership in Delaware is The Corporation Trust Company,
1209 Orange Street, Wilmington, Delaware or such other eligible Delaware resident individual or corporation qualified to act as an agent for service of process as the Managing General Partners shall designate.

           1.5   Certificate of Limited Partnership. The Managing General
Partners shall cause a Certificate of Limited Partnership to be filed with the
Secretary of State in accordance with the terms of the Partnership Act.

                 Other Acts/Filings. The Partners shall from time to time
execute or cause to be executed all such certificates, fictitious business name statements, and other documents, and do or cause to be done all such filings, recordings, publishings, and other acts as the Managing General
Partners may deem necessary or appropriate to comply with the requirements of law for the formation and operation of the Partnership in all jurisdictions in which the Partnership shall desire to conduct its activities.

      2.   DEFINITIONS

           When used in this Partnership Agreement the following terms shall have the meanings set forth below:

           2.1   Affiliate. "Affiliate" shall mean: (i) any person directly or indirectly controlling, controlled by or under common control with another person; (ii) a person owning or controlling 10% or more of the outstanding securities of that other person; (iii) any officer, director, trustee or partner of that other person; or (iv) if that other person is an officer, director, trustee or partner, any company for which that person acts in any such capacity (person shall include any natural person, partnership, corporation, association or other legal entity).

           2.2   Capital Account. The account maintained for each Partner in accordance with Section 10.5 hereof.

           2.3   General Partner. Each of the initial General Partners
designated in the Preamble and any other person or entity who shall hereafter become a General Partner.

           2.4   Holder of Record or Holder of a Share.

                 (a) a General Partner;

                 (b) a Limited Partner if he or it has not redeemed or
transferred all of his (its) Shares of the Partnership pursuant to Sections 8 or 11;

                 (c) a purchaser of a Share or Shares of the Partnership; or

                 (d) the successor in interest of a Partner under Section 11.

           2.5   Limited Partner. The original Limited Partner and all other persons who shall hereinafter be admitted to the Partnership as additional
Limited Partners or Substituted Limited Partners, except those persons who:

                 (a) have redeemed all Shares of the Partnership owned by them and such redemption has been reflected in the records of the Partnership; or

                 (b) have been replaced by a Substituted Limited Partner to the extent of their entire Limited Partnership Interest. Reference to a "Limited
Partner" shall mean any one of the Limited Partners.

           2.6   Majority Vote. The affirmative vote of the lesser of (i) 67%
or more of the Shares represented at a meeting and entitled to vote if more than 50% of the then outstanding Shares are present or represented by proxy, or (ii) more than 50% of the then outstanding Shares entitled to vote.

           2.7   Managing General Partner. Each General Partner who is an
individual.

           2.8   Net Asset Value (per Share). The value (in U.S. Dollars) of a
Share as determined in accordance with Section 7.2 hereof.

           2.9   Non-Managing General Partner. Each General Partner that is not an individual (i.e., any General Partner that is a corporation, association, partnership, joint venture or trust).

           2.10  Officers. Those persons designated by the Managing General
Partners to perform administrative and operational functions on behalf of the
Managing General Partners.

           2.11  Partners. Collectively, the General Partners and the Limited
Partners. "Partner" means any one of the Partners.

           2.12  Partnership. The limited partnership created and continued by this Partnership Agreement.

           2.13  Partnership Act. The Delaware Revised Uniform Limited
Partnership Act (Sections 17-101 through 17-1108, Chapter 17, Title 6 of the
Delaware Code).

           2.14  Partnership Group. All other investment companies of which
Clayton Brown & Associates, Inc. or any parent, subsidiary or affiliate is organizer or sponsor and which are registered under the 1940 Act.

           2.15  Person. An individual, partnership, joint venture,
association, corporation or trust.

           2.16  Registration Statement. The Registration Statement on Form
N-1A, registering the Partnership under the 1940 Act and the Shares of the
Partnership under the Securities Act of 1933, as such Registration Statement may be amended from time to time.

2.17  Secretary of State. The Secretary of State of the State of Delaware.

           2.18  Share (including fractional Shares). A partnership interest in the Partnership. Reference to "Shares" shall be to more than one Share.

           2.19  Substituted Limited Partner. A successor in interest of a
Limited Partner who has complied with the conditions set forth in Section 11.

           2.20  Tax Code. The Internal Revenue Code of 1986, as amended, or corresponding provisions of subsequent revenue laws, and all regulations, rulings and other promulgations or judicial decisions thereunder.

           2.21  Transfer Agent. The person appointed by the Managing General
Partners to be primarily responsible for maintaining the records pertaining to
Limited Partners and certain other records of the Partnership.

           2.22  1940 Act. The Investment Company Act of 1940, as amended, or as it may hereafter be amended, and the Rules and Regulations thereunder.

      3.   ACTIVITIES AND PURPOSE

           3.1   Operating Policy. The Partnership will be authorized and
empowered to operate and will operate as an open-end, diversified management investment company under the 1940 Act.

           3.2   Investment Objectives. The investment objective of the
Partnership is to seek high current return and safety of principal with income free of U.S. taxes and U.S. tax withholding requirements for qualifying foreign investors by investing in obligations issued or guaranteed by the U.S.
Government or any of its agencies or instrumentalities, including mortgage-backed securities and securities issued by private entities and collateralized by such obligations, or such other investment objectives as may be adopted from time to time by the Managing General Partners.

           3.3   Investment Policies and Restrictions. The investment policies and restrictions of the Partnership shall be the investment policies and restrictions set forth in the Partnership's then current Prospectus or
Statement of Additional Information (hereinafter referred to collectively as the "Prospectus"). Unless otherwise indicated in the Prospectus, such investment policies and restrictions may be changed from time to time by the
Managing General Partners.

           3.4   Other Authorized Activities. Subject to the limitations set forth in this Partnership Agreement, the Partnership shall have the power to purchase and sell securities, issue evidences of indebtedness in connection with Partnership business, to join or become a partner in limited or general partnerships and to do any and all other things and acts, and to exercise any and all of the powers that a natural person could do or exercise and which now or hereafter may be lawfully done or exercised by a Delaware limited partnership.

      4.   GENERAL PARTNERS

           4.1   Identity and Number. The names of the General Partners and their last known business or residence address shall be set forth in the
Certificate of Limited Partnership, as it may be amended from time to time;
this same information, together with the amounts of the contributions of each
General Partner and their current Share ownership, shall be set forth on the records of the Partnership. The General Partners shall be identified as such on such records and also shall be identified separately as Managing General
Partners or Non-Managing General Partners. The numbers of Managing and
Non-Managing General Partners shall be fixed by the Managing General Partners, provided, however, that the number of General Partners shall at no time exceed eighteen.

           4.2   Managing and Non-Managing General Partners. Only individuals may act as Managing General Partners, and all General Partners who are
individuals shall act as Managing General Partners. Any General Partner that is a corporation, association, partnership, joint venture or trust shall act as a Non-Managing General Partner. Except as provided in Section 4.4 hereof, a
Non-Managing General Partner as such shall take no part in the management, conduct or operation of the Partnership's business and shall have no authority to act on behalf of the Partnership or to bind the Partnership. All General
Partners, including Managing and Non-Managing General Partners, shall be subject to election and removal by the Partners to the extent hereinafter provided.

           4.3   General Partners' Contributions. (a) Each General Partner, as
such, shall make a contribution of cash to the Partnership sufficient to purchase at least one Share (plus any applicable sales charge) and shall continue to own unencumbered at least one such Share at all times while serving as a General Partner. The amount contributed by each General Partner shall be the amount actually invested in Shares of the Partnership at their
Net Asset Value, which amount shall not include any sales charges and which amount may be less than the offering price paid by such General Partner for his shares to the extent the offering price includes any sales charges. The amount of such contributions and the number of Shares owned by each General
Partner shall be set forth in the records of the Partnership.

                 (b) The Non-Managing General Partner shall, in its capacity as such Non-Managing General Partner, be obligated to contribute to the
Partnership through the purchase of Shares from time to time amounts sufficient to enable the General Partners, in the aggregate, to maintain in their capacities as General Partners an interest in each material item of
Partnership income, gain, loss, deduction or credit equal to at least 1% of each such item at all times during the existence of the Partnership. If, upon termination of the Partnership, the General Partners have a negative balance in their Capital Accounts, they shall in their capacity as General Partners be obligated to make additional capital contributions in cash equal to the lesser of (i) the negative balance in their Capital Accounts or (ii) the amount, if any, by which 1.01% of the total capital contributions of the Limited Partners exceeds the total capital contributions of the General Partners prior to such termination. For as long as the Non-Managing General Partner retains its status as such, it shall not redeem or assign Shares held by it in its capacity as the Non-Managing General Partner or otherwise accept distributions in cash or property if such action would result in the failure of the General
Partners to maintain such an interest. In the event that the Non-Managing
General Partner is removed or stands for re-election and is not re-elected by the Partners pursuant to Section 9 hereof, the Non-Managing General Partner may, upon not less than thirty (30) days' written notice, redeem its Shares in the same manner as is provided in Section 8 hereof. In the event that the
Non-Managing General Partner voluntarily withdraws or declines to stand for reelection, the Non-Managing General Partner may, upon not less than thirty
(30) days' written notice following the occurrence of such event, redeem its
Shares in the same manner as provided in Section 8. In the event that the
Non-Managing General Partner is removed, stands for reelection and is not re-elected, voluntarily withdraws or declines to stand for reelection, the
Managing General Partners shall cause the Certificate of Limited Partnership to be amended as provided in Section 14.4 hereof to reflect such withdrawal.

           4.4   Management and Control. Subject to the terms of this
Partnership Agreement and the 1940 Act, the Partnership will be managed by the
Managing General Partners, who will have complete and exclusive control over the management, conduct and operation of the Partnership's business, and, except as otherwise specifically provided in this Partnership Agreement, the
Managing General Partners shall have the rights, powers and authority, on behalf of the Partnership and in its name to exercise all of the rights, powers and authority of partners of a partnership without limited partners.
Any Managing General Partner may, by power of attorney, delegate his power to any other Managing General Partner, provided that in no case shall less than two General Partners personally exercise their other powers hereunder except as herein otherwise expressly provided. The Managing General Partners may contract on behalf of the Partnership with one or more banks, trust companies, underwriters or investment advisers for the performance of such functions as the Managing General Partners may determine, but subject always to their continuing supervision, including, without limitation, the investment and reinvestment of all or part of the Partnership's assets and execution of portfolio transactions, the distribution of Shares, and any or all administrative functions. The Managing General Partners may appoint officers or agents to perform such duties on behalf of the Partnership and the Managing
General Partners as the Managing General Partners deem desirable. Such officers or agents need not be General or Limited Partners. The Managing
General Partners may also employ persons to perform various duties on behalf of the Partnership as employees of the Partnership. The Managing General
Partners shall devote themselves to the Partnership's business to the extent they may determine necessary for the efficient conduct thereof, which need not, however, occupy their full time. The General Partners may also engage in other businesses, whether or not similar In nature to the business of the
Partnership, subject to the limitations of the 1940 Act.

                 In the event that no Managing General Partner shall remain for the purpose of managing and conducting the business of the Partnership, the
Non-Managing General Partner shall promptly call a meeting of the Limited
Partners, to be held within sixty (60) days of the date the last Managing
General Partner ceases to act in such capacity, to elect new Managing General
Partners. For the period of time during which no Managing General Partner shall remain, the Non-Managing General Partner, subject to the terms and provisions of this Partnership Agreement, shall be permitted to engage in the management, conduct and operation of the business of the Partnership.

           4.5   Action by the Managing General Partners. Unless otherwise
required by the 1940 Act with respect to any particular action, the Managing
General Partners shall act only by vote of a majority of the Managing General
Partners at a meeting duly called at which a quorum of the Managing General
Partners is present or by unanimous written consent of the Managing General
Partners without a meeting. At any meeting of the General Partners, a majority of the Managing General Partners shall constitute a quorum. Any or all of the
Managing General Partners may participate in a meeting by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time; and
participation by such means shall constitute presence in person at a meeting.
in there shall be more than one Managing General Partner, no single Managing
General Partner shall have authority to act on behalf of the Partnership or to bind the Partnership unless authorized by the Managing General Partners. The
Managing General Partners shall appoint one of their number to be Chairman.
Meetings of the Managing General Partners may be called orally or in writing by the Chairman or by any two Managing General Partners. Notice of the time, date and place of all meetings of the Managing General Partners shall be given by the party or parties calling the meeting to each Managing General Partner by telephone or telegram sent to his home or business address at least twenty-four hours in advance of the meeting or by written notice mailed to his home or business address at least seventy-two hours in advance of the meeting.
Notice need not be given to any Managing General Partner who attends the meeting without objecting to the lack of notice or who executes a written waiver of notice with respect to the meeting. The Chairman, if present, shall preside at all meetings of Partners. Notwithstanding anything contained in this Partnership Agreement, the Managing General Partners may designate one
(1) or more committees to act on behalf of the Managing General Partners.

           4.6   Limitations on the Authority of the Managing General Partners.
The Managing General Partners shall have no authority without the vote or written consent or ratification of the Limited Partners to:

                 (a) do any act in contravention of this Partnership Agreement, as it may be amended from time to time;

                 (b) do any act which would make it impossible to carry on the ordinary activities of the Partnership;

                 (c) confess a judgment against the Partnership;

                 (d) possess Partnership property, or assign their rights in specific property, for other than a Partnership purpose;

                 (e) admit a person as a General Partner except in accordance with Section 9 hereof; or

                 (f) admit a person as a Limited Partner, except in accordance with Section 5 hereof.

           4.7   Right of General Partners to Become Limited Partners. A
General Partner may also own Shares as a Limited Partner without obtaining the consent of the Limited Partners and thereby become entitled to all the rights of a Limited Partner to the extent of the Limited Partnership Interest so acquired. Such event shall not, however, be deemed to reduce or otherwise affect any of the General Partners' liability hereunder as a General Partner.
If a General Partner shall also become a Limited Partner, the contributions and Share ownership of such General Partner shall be separately designated in the records of the Partnership to reflect his interest in each capacity.

           4.8   Termination of a General Partner. (a) The interest of a
General Partner shall terminate and such person shall have no further right or power to act as a General Partner (except to execute any amendment to this
Partnership Agreement to evidence his termination):

                     (i) upon death of the General Partner;

                     (ii)upon an adjudication of incompetency of the General
Partner;

                     (iii)    if such General Partner is removed pursuant to
Subsection (c) of this Section 4.8 or stands for reelection and is not reelected by the Partners, as provided in Section 9 below;

                     (iv)in the case of the Non-Managing General Partner, upon
the filing of a certificate of dissolution, or its equivalent, or a voluntary or involuntary petition in bankruptcy for such Non-Managing General Partner; or

                     (v) If such General Partner voluntarily withdraws or
retires upon not less than ninety (90) days' written notice to the other
General Partners.

                 (b) Notwithstanding the foregoing, the Non-Managing General
Partner shall not voluntarily withdraw or otherwise voluntarily terminate its status as the Non-Managing General Partner until the earliest of (i) 180 days from the date that the Non-Managing General Partner gives the other General
Partners written notice of Its intention to withdraw as a Non-Managing General
Partner, (ii) the date that a successor Non-Managing General Partner, who has agreed to assume the obligations of a Non-Managing General Partner as set forth in Section 1.3(b) hereof, is appointed by the Managing General Partners pursuant to Section 4.9 hereof or elected by the Partners pursuant to Section
9 hereof, or (iii) the date that another General Partner assumes the obligations imposed upon the Non-Managing General Partner pursuant to Section
4.3(b) hereof. The failure of the Non-Managing General Partner to seek reelection at any meeting of the Partners called for such purpose shall be deemed to constitute a voluntary withdrawal as of the date of such meeting and shall constitute written notice as at the date of notice of such meeting of its intention to withdraw as a Non-Managing General Partner, unless it has delivered written notice at an earlier date.

                 (c) Any Managing General Partner may be removed at any time by vote of, or a written instrument signed by, at least two-thirds of the
Managing General Partners prior to such removal, specifying the date when such removal shall become effective. A Managing General Partner may also be removed after Limited Partners holding of record not less than two-thirds of the outstanding Shares have declared that such Managing General Partner be removed from that office by a declaration in writing signed by such Limited Partners and filed with the custodian of the assets of the Partnership or by votes cast by such Limited Partners in person or by proxy at a meeting called for such purpose. Solicitation of such a declaration shall be deemed a solicitation of a proxy within the meaning of Section 20(a) of the 1940 Act.

                 (d) In the event a General Partner ceases to be a General
Partner, the remaining General Partners shall have the right to continue the operations of the Partnership.

                 (e) Termination of a person's status as a General Partner
shall not affect his status, if any, as a Limited Partner. A General Partner may retain Shares owned in his capacity as a Limited Partner provided such
General Partner has been or is admitted to Partnership as a Limited Partner in accordance with Section 5.2.

                 (f) A person who ceases to be a General Partner shall
nevertheless be deemed to be acting as a General Partner with respect to a third party doing business with the Partnership until an amended Certificate of Limited Partnership is filed with the Secretary of State.

           4.9   Additional or Successor General Partners. In case a vacancy shall, by reason of the withdrawal or termination of a General Partner, an increase in the number of General Partners or for any other reason exist, the remaining Managing General Partners, if any, shall fill such vacancy by appointing such other person as General Partner as they in their discretion may see fit. Such appointment shall be evidenced by a written instrument signed by a majority of the Managing General Partners whereupon the appointment shall take effect. Within 90 days after such appointment the
Managing General Partners shall cause notice of such appointment to be mailed to each Limited Partner at his address as recorded on the books of the
Partnership and shall cause to be filed with the Secretary of State an amended
Certificate of Limited Partnership reflecting the appointment of such General
Partner. An appointment of a General Partner may be made by the Managing
General Partners and notice thereof mailed to the Limited Partners as aforesaid in anticipation of a vacancy to occur by reason of retirement, withdrawal or increase in the number of General Partners effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, withdrawal or increase in the number of
General Partners. A person also may be added or substituted as a General
Partner upon his election and admission by the Partners at a meeting of
Partners or by written consent without a meeting as provided in Section 9 hereof. Each General Partner, by becoming a General Partner, consents to the admission as an added or substituted General Partner of any person appointed by the Managing General Partners or elected by the Partners in accordance with this Partnership Agreement. Any person who is appointed or elected to be admitted as a General Partner and who shall not be serving as a General
Partner at the time of such appointment or election, shall be admitted to the
Partnership as a General Partner effective as of the date of such appointment or election. Any General Partner who stands for re-election and is not re-elected at any such meeting in the manner specified in Section 9 shall be deemed to have withdrawn as of the date of such meeting.

           4.10  Liability to Limited Partners. The General Partners shall not be personally liable for the repayment of any amounts standing in the account of a Limited Partner or holder of Shares including, but not limited to, contributions with respect to such Shares, except by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Any payment, other than in the event of willful misfeasance, bad faith, gross negligence 1 or reckless disregard of the duties involved in the conduct of his office by a General Partner, which results in a personal liability to Limited Partners or holders of Shares, shall be solely from the Partnership's assets.

                 So long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the Limited
Partners, the General Partners shall not have any personal liability to any holder of Shares or to any Limited Partner by reason of (1) any failure to withhold income tax under Federal or state tax laws with respect to income allocated to Limited Partners or (2) any change in the Federal or state tax laws or in the interpretation thereof as they apply to the Partnership, the holders of the Shares or the Limited Partners, whether such change occurs through legislative, judicial or administrative action.

           4.11  Assignment and Substitution. Each Share held by a General
Partner in his capacity as a General Partner shall be designated as such, and each such Share shall be non-assignable, except to another person who already is a General Partner, and then only with the consent of the Managing General
Partners, and shall be redeemable by the Partnership only in the event that
(i) the holder thereof has ceased to be a General Partner of the Partnership or (ii) in the opinion of counsel for the Partnership redemption of Shares held by a General Partner would not jeopardize the status of the Partnership as a partnership for Federal income tax purposes.

           4.12  No Agency. Except as provided In Section 15.9 below, nothing in this Partnership Agreement shall be construed as establishing any General
Partner as an agent of any Limited Partner.

           4.13  Reimbursement and Compensation. Managing General Partners may
receive reasonable compensation for their services as Managing General
Partners and will be reimbursed for all reasonable out-of-pocket expenses incurred in performing their duties hereunder, as provided in Section 10.1.

           4.14  Indemnification. (a) Subject to the exceptions and limitations contained in Subsection (b) below:

                     (i) Every person who is, or has been, a General Partner,
an officer and/or Director of a Non-Managing General Partner or an officer of the Partnership (each hereinafter referred to as a "Covered Person") shall be indemnified by the Partnership to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a
General Partner, an officer and/or Director of a Non-Managing General Partner or an officer of the Partnership and against amounts paid or incurred by him in the settlement thereof;

                     (ii)the words "claim", "action", "suit" or "proceeding"
shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                 (b) No indemnification shall be provided hereunder to a
Covered Person:

                     (i) who shall have been finally adjudicated by a court or
other body before which the proceeding was brought (A) to be liable to the
Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interests of the Partnership;

                     (ii)in the event of a settlement, or other disposition not involving a final adjudication as provided in Subsection (b)(i) unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                         (A)  by the court or other body approving the
                     settlement or other disposition;

                         (B)  by vote of at least a majority of those Managing
                     General Partners who are neither interested persons (as
                     defined in the 1940 Act) of the Partnership nor are
                     parties to the matter based upon a review of readily
                     available facts (as opposed to a full trial-type inquiry);
                     or

                         (C)  by written opinion of independent legal counsel,
                     based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any
                     Partner may, by appropriate legal proceedings, challenge
                     any such determination by the Managing General Partners,
                     or by independent counsel; or

                     (iii)    who shall have acted outside the scope of the
Managing General Partners' authority.

                 (c) The rights of indemnification herein provided may be
insured against by policies maintained by the Partnership, shall be severable, shall not be exclusive of or affect any other rights to which any Covered
Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such General Partner, officer and/or Director of a Non-Managing
General Partner or officer of the Partnership and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Partnership personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                 (d) Expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 4.14 shall be paid by the Partnership from time to time in advance prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Partnership if it is ultimately determined that he is not entitled to indemnification under this
Section 4.14; provided, however, that either (i) such Covered Persons shall have provided appropriate security for such undertaking, (ii) the Partnership is insured against losses arising out of any such advance payments, or (iii)
either a majority of the Managing General Partners who are neither interested persons (as defined in the 1940 Act) of the Partnership nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts to believe that such Covered Person will be found entitled to indemnification under this
Section 4.14.

      5.   LIMITED PARTNERS

           5.1   Identity of Limited Partners. The names of the Limited
Partners and their last known business or residence addresses, together with the amounts of their contributions and their current Share ownership, shall be set forth in the records of the Partnership.

           5.2   Admission of Limited Partners. The Managing General Partners
may admit a purchaser of Shares as a Limited Partner, upon (i) the execution by such purchaser of such subscription documents and other instruments as the
Managing General Partners may deem necessary or desirable to effectuate such admission, which documents shall be described in the Partnership's
Registration Statement, (ii) the purchaser's written acceptance of all the terms and provisions of this Partnership Agreement, including the power of attorney set forth in Section 15.9 hereof, as the same may have been amended, and (iii) the listing of such purchaser as a Limited Partner in the records of the Partnership. In no event shall the consent or approval of any of the
Limited Partners be required to effectuate such admission. Each purchaser of a
Share of the Partnership who becomes a Limited Partner shall be bound by all the terms and conditions of this Partnership Agreement including, without limitation, the allocation of income, gains, losses, deductions and credits as provided in Section 10.3. Notwithstanding anything in this Partnership
Agreement to the contrary, the Managing General Partners reserve the right to refuse to admit any person as a Limited Partner if, in their judgment, it would not be in the Partnership's best interests to admit such person. At the sole discretion of and subject to the terms and conditions set by the Managing
General Partners, certificates certifying the ownership of Shares may be issued in the form attached hereto in Appendix 1 or in such form as shall be prescribed from time to time by the Managing General Partners. In the event that the Managing General Partners authorize the issuance of Share certificates, each Partner shall be entitled to a certificate stating the number of Shares owned by him or her. Such certificate shall be signed by an officer of the Partnership. Such signatures may be facsimiles. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Partnership with the same effect as if he or she were such officer at the time of its issue.

           5.3   Contributions of the Limited Partners. The amount contributed by each Limited Partner to the Partnership shall be the amount actually invested in Shares of the Partnership at their Net Asset Value, which amount shall not include any sales charges and which amount may be less than the offering price paid by such Limited Partner for his Shares to the extent the offering price includes any sales charges. All contributions shall be made in
U.S. dollars, which shall be invested in Shares of the Partnership at Net
Asset Value. The amount of such contributions and. the number of Shares owned by each Partner shall be set forth in the records of the Partnership.

           5.4   Additional Contributions of Limited Partners. No Limited
Partner shall be required to make any additional contributions to (or investments in) or lend additional funds to the Partnership, and no Limited
Partner shall be liable for any additional assessment therefor. A Limited
Partner may make an additional contribution (or investment), however, at his option through the purchase of additional Shares at the then current offering price of such Shares, subject to the same terms and conditions as his initial contribution.

           5.5   Use of Contributions. The aggregate of all capital
contributions shall be, and hereby are agreed to be, available to the
Partnership to carry out the objects and purposes of the Partnership.

           5.6   Redemption by Limited Partners. A Limited Partner may redeem his Shares at any time in accordance with Section 8. The Managing General
Partners shall cause the records of the Partnership to be amended to reflect the withdrawal of any Limited Partner or the return, in whole or in part, of the contribution of any Limited Partner.

           5.7   Minimum Contribution and Mandatory Redemption. The Managing
General Partners shall determine the minimum amounts required for the initial or additional contributions of a Limited Partner, which amounts may, from time to time, be changed by the Managing General Partners. Additionally, the
Managing General Partners may, from time to time, establish a minimum total investment for Limited Partners, and there is reserved to the Partnership the right to redeem automatically the interest of any Limited Partner the value of whose investment is less than such minimum upon the giving of at least 30 days' notice to such Limited Partner. The amounts which the Managing General
Partners shall fix from time to time for initial or additional contributions and the amount of the minimum total investment shall be stated in the
Partnership's then current Prospectus.

           5.8   Limited Liability. (a) No Limited Partner shall be liable for any debts or obligations of the Partnership and each Limited Partner shall be indemnified by the Partnership against any such liability; provided, however, that contributions of a Limited Partner and his share of any undistributed assets of the Partnership shall be subject to the risks of the operations of the Partnership and subject to the claims of the Partnership's creditors, and provided further, that after any Limited Partner has received the return of any part of his contribution or any distribution of assets of the partnership, he will be liable to the Partnership for:

                     (i) any money or other property wrongfully distributed to
him; and

                     (ii)any sum, not in excess of the amount of such
distribution, necessary to discharge any liabilities of the Partnership to creditors who extended credit to the Partnership during the period before such returns or distributions were made, but only to the extent that the assets of the Partnership are not sufficient to discharge such liabilities. The obligation of a Limited Partner to return all or any part of a distribution made to him shall be the sole obligation of such Limited Partner and not of the General Partners.

                 (b) If an action is brought against a Limited Partner to
satisfy an obligation of the Partnership, the Partnership, upon notice from the Limited Partner about the action, will either pay the claim itself or, if the Partnership believes the claim to be without merit, will undertake the defense of the claim itself.

                 (c) The General Partners shall not have any personal liability to any Holder of Shares or to any Limited Partner for the repayment of any amounts standing in the account of a Limited Partner including, but not limited to, contributions with respect to such Shares. Any such payment shall be solely from the assets of the Partnership. The General Partners shall not be liable to any Holder of Shares or to any Limited Partner by reason of any change in the Federal income tax laws as they apply to the Partnership and the
Limited Partners, whether such change occurs through legislative, judicial or administrative action, so long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the
Limited Partners.

           5.9   No Power to Control Operations. A Limited Partner shall have no right to and shall take no part in the management or control of the
Partnership's operations or activities, but may exercise the rights and powers of a Limited Partner under this Partnership Agreement including, without limitation, the voting rights and the giving of consents and approvals provided for in Section 9 hereof. The exercise of such rights and powers are deemed to be matters affecting the basic structure of the Partnership and not the management or control of its operations and activities.

           5.10  Tax Responsibility. Each Limited Partner shall (a) provide the
Managing General Partners with any tax information which may be required under applicable law, (b) pay any penalties imposed on such Limited Partner for any noncompliance with applicable tax laws, and (c) be subject to withholding of
U.S. Federal income tax by the Partnership to the extent required by U.S. laws in effect at any time.

      6.   SHARES OF PARTNERSHIP INTEREST

           All interests in the Partnership, including contributions by the
General Partners, pursuant to Section 4.3, and by the Limited Partners, pursuant to Section 5.3, shall be expressed in units of participation herein referred to as "Shares" (which term includes fractional Shares). Each Share shall represent an equal proportionate interest in the income and assets of the Partnership with each other Share outstanding.

      7.   PURCHASE AND EXCHANGE OF SHARES

           7.1   Purchase of Shares. The Partnership may offer Shares on a
continuing basis to investors. Except for the initial purchase of Shares by the General Partners and the initial Limited Partner, all Shares issued shall be issued and sold at the Net Asset Value (plus such sales charge or other charge as may be applicable to the purchase of the Shares) next computed after receipt of a purchase order in accordance with the Partnership's Prospectus in effect at the time the order is received. Only investors who agree to be admitted, and who are eligible for admission, as Limited Partners pursuant to
Section 5.2 shall be eligible to purchase Shares (unless such investor has already been admitted as a Partner). Orders for the purchase of Shares shall be accepted on any day that the Partnership's Transfer Agent is open for business (which shall normally be limited to those days when the New York
Stock Exchange is open for business). The form in which purchase orders may be presented shall be as set forth in the Partnership's Prospectus In effect at the time the order is received. The Managing General Partners on behalf of the
Partnership reserve the right to reject any specific order and to suspend the
Partnership's offering of new Shares at any time. Payment for all Shares must be made in U.S. dollars.

           7.2   Net Asset Value. The Net Asset Value per Share of the
Partnership shall be determined as of 3 p.m. Chicago time on each day the New
York Stock Exchange is open for trading or as of such other time or times as the Managing General Partners may determine in accordance with the provisions of the 1940 Act. The Net Asset Value per share shall be expressed in U.S.
dollars and shall be computed by dividing the value of all the assets of the
Partnership, less its liabilities, by the number of Shares outstanding
(including Shares held by General Partners). Portfolio securities and other assets will be valued at their fair value using methods determined in good faith by the Managing General Partners in accordance with the 1940 Act. The
Partnership may suspend the determination of Net Asset Value during any period when the New York Stock Exchange is closed, other than customary weekend and holiday closing, during periods when trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission") or
during any emergency as determined by the Commission which makes it impracticable for the Partnership to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

           7.3   Exchange of Shares. Shares of the Partnership may be exchanged for (i.e., redeemed and the proceeds reinvested in) shares of any other partnership in the Partnership Group in accordance with the Partnership's
Prospectus in effect at the time the exchange order is received.

      8.   REDEMPTION OF SHARES

           8.1   Redemption of Shares. The Partnership will redeem from any
Partner all or any portion of the Shares owned by him provided that the
Partner delivers to the Partnership or its designated agent notice of such redemption, stating the number of Shares to be redeemed, together with a properly endorsed Share certificate(s) where certificate(s) have been issued, in good order and in proper form as determined by the Managing General
Partners and the Partnership's Transfer Agent. The Partner shall be entitled to payment in U.S. dollars of the Net Asset Value of his Shares (as set forth in Section 7.2 hereof), reduced by the amount of any deferred sales charge or redemption fee that may be imposed as described in the Prospectus, provided that the amount distributed is in accordance with and does not exceed the positive book Capital Account balance of the Partner. Any such redemption shall be in accordance with Section 4 with respect to General Partners or
Section 5 with respect to Limited Partners. Any distribution upon redemption pursuant to this Section 8.1 shall, in accordance with Section 10.4 below, constitute a return in full of the redeeming Partner's contribution attributable to the Shares which are redeemed regardless of the amount distributed with respect to such Shares. No consent of any of the Partners shall be required for the withdrawal or return of a Limited Partner's contribution. All redemptions shall be recorded on the books of the
Partnership.

                 The Managing General Partners may suspend redemptions and
defer payment of the redemption price at any time, subject to the Rules and
Regulations of the Commission.

           8.2   Payment for Redeemed Shares. Payments for Shares redeemed by the Partnership will be made at the time and in the manner set forth in the
Prospectus. Payment for redeemed Shares may, at the option of the Managing
General Partners or such officer or officers as they may duly authorize for this purpose, in their complete discretion, be made in cash, or in kind, or partially in cash and partially in kind. In case of payment in kind, the
Managing General Partners, or their delegate, shall have absolute discretion as to what security or securities shall be distributed in kind and the amount of the same, and the securities shall be valued for purposes of distribution at the amount at which they were appraised in computing the Net Asset Value of the Shares, provided that any Partner who cannot legally acquire securities so distributed in kind by reason of the prohibitions of the 1940 Act shall receive cash.

      9.   MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

           9.1   Rights of Limited Partners. (a) The Limited Partners shall have the right to vote together with the General Partners, in accordance with the provisions of this Section 9, only upon the following matters affecting the basic structure of the Partnership, which include the voting, approval, consent or similar rights required under the 1940 Act for voting security holders:

                     (i) the right to remove General Partner(s) as set forth in
Section 4.8(c);

                     (ii) the right to elect or ratify the appointment of new
General Partner(s) (subject to the requirements of Section 9.9), but only to the extent such ratification or election is required by the 1940 Act or the
Partnership Act;

                     (iii) the right to approve or terminate investment
advisory, underwriting and distribution and servicing contracts and plans;

(iv) the right to ratify or reject the appointment and to terminate the employment of the independent public accountants of the Partnership;

                     (v) the right to approve or disapprove the merger or
consolidation of the Partnership with or into one or more other limited partnerships or the sale of all or substantially all of the assets of the
Partnership;

                     (vi) the right to approve the incurrence of indebtedness
by the Partnership other than in the ordinary course of business;

                     (vii) the right to approve transactions in which the
General Partners have an actual or potential conflict of interest with the
Limited Partners or the Partnership;

                     (viii) the right to terminate the Partnership, as provided in Section 12 hereof;

                     (ix) the right to elect to continue the operations of the
Partnership (subject to the requirements of Section 9.9); and

                     (x) the right to amend this Partnership Agreement,
including, without limitation, the right to approve or disapprove proposed changes in the Partnership's investment policies and restrictions; provided, however, that no such amendment shall conflict with the 1940 Act so long as the Partnership intends to remain registered thereunder, nor affect the liability of the General Partners without their consent nor the limited liability of the Limited Partners as provided under Section 5.8 above.

                 Notwithstanding the foregoing, the right of Limited Partners to vote on matters affecting the basic structure of the Partnership as designated herein shall not be construed as a requirement that all such matters be submitted to the Limited Partners for their approval or be so approved to the extent such approval is not required by the Partnership Act, the 1940 Act or this Partnership Agreement.

                 (b) Notwithstanding the foregoing, no vote, approval or other consent shall be required of the Limited Partners with respect to any matter not affecting the basic structure of the Partnership, including, without limitation, the following: (i) any change in the amount or character of the contribution of any Limited Partner; (ii) any change in the procedures for the purchase or redemption of Shares; (iii) the substitution or deletion of a
Limited Partner; (iv) the admission of any additional Limited Partner; (v) the retirement, resignation, death or incompetency of a Managing General Partner;
(vi) any addition to the duties or obligations of the General Partners, or any reduction in the rights or powers granted to the General Partners herein, for the benefit of the Limited Partners; (vii) any change in the name or investment objectives of the Partnership; (viii) the correction of any false or erroneous statement, or change in any statement in order to make such statement accurately represent the agreement among the General and Limited
Partners, in this Partnership Agreement; (ix) the addition of any omitted provision or amendment of any provision to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof; or (x) such amendments as may be necessary to conform this Partnership Agreement to the requirements of the Partnership Act, the 1940 Act, the Tax Code or any other law or regulation applicable to the Partnership.

                 (c) The Limited Partners shall have no right or power to cause the termination and dissolution of the Partnership except as set forth in this
Partnership Agreement. No Limited Partner shall have the right to bring an action for partition against the Partnership.

           9.2   Actions of the Partners. Actions which require the vote of the
Limited Partners under Section 9.1 of this Partnership Agreement shall be taken at a meeting of both the General and Limited Partners, or by consent without a meeting as provided in Section 9.10. All Partners' meetings shall be held at such place as the Managing General Partners shall designate. The
Partners may vote at any such meeting in person or by proxy.

           9.3   Meetings. Meetings of the Partnership for the purpose of
taking any action which the Limited Partners are permitted to take under this
Partnership Agreement may be called by a majority vote of the Managing General
Partners or upon written request by Limited Partners representing 10% or more of the outstanding Shares. Written notice of such meeting shall be given in accordance with Section 9.4.

           9.4   Notices. (a) Whenever Partners are required or permitted to take any action at a meeting, a written notice of the meeting shall be given not less than ten (10), nor more than sixty (60), days before the date of the meeting to each Partner entitled to vote at the meeting. The notice shall state the place, date and hour of the meeting and the general nature of the business to be transacted.

                 (b) Notice of a Partner's meeting or any report shall be given either personally or by mail or other means of written communication, addressed to the Partner at the address of the Partner appearing on the books of the Partnership or given by the Partner to the Partnership for the purpose of notice. A notice or report shall be deemed to have been given at the time when delivered personally or deposited in the mail or sent by other means of written communication. An affidavit of mailing of any notice or report in accordance with the provisions of this Subsection (b), executed by a General
Partner, shall be prima facie evidence of the giving of the notice or report.

                     If any notice or report addressed to the Partner at the
address of the Partner appearing on the books of the Partnership is returned to the Partnership marked to indicate that the notice or report to the Partner could not be delivered at such address, all future notices or reports shall be deemed to have been duly given without further mailing if they are available to the Partner at the principal executive office of the Partnership for a period of one year from the date of the giving of the notice or report to all other Partners.

                 (c) Upon written request to the General Partners by any person entitled to call a meeting of Partners, the General Partners immediately shall cause notice to be given to the Partners entitled to vote that a meeting will be held at a time requested by the person calling the meeting, not less than ten (10), nor more than sixty (60), days after the receipt of the request. If the notice is not given within twenty (20) days after receipt of the request, the person entitled to call the meeting may instead give such notice.

           9.5   Validity of Vote for Certain Matters. Any Partner approval at a meeting, other than unanimous approval by those entitled to vote, with respect to the matters set forth in Section 9.1(a) shall be valid only if the general nature of the proposal so approved was stated in the notice of meeting or in any written waiver of notice.

           9.6   Adjournment. When a Partners' meeting is adjourned to another time or place, notice need not be given of the adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is taken. At the adjourned meeting, the Partnership may transact any business which might have been transacted at the original meeting. If the adjournment is for more than forty-five (45) days or if after the adjournment a new record date is fixed for the adjourned meeting, a notice of the adjourned meeting shall be given to each Partner of record entitled to vote at the meeting in accordance with Section 9.4.

           9.7   Waiver of Notice and Consent to Meeting. The transactions of any meeting of Partners, however called and noticed, and wherever held, are as valid as though conducted at a meeting duly held after regular call and notice, if a quorum is present either in person or by proxy, and if, either before or after the meeting, each of the persons entitled to vote and not present in person or by proxy signs a written waiver of notice or a consent to the holding of the meeting or an approval of the minutes thereof. All waivers, consents and approvals shall be filed with the Partnership records or made a part of the minutes of the meeting. Attendance at a meeting shall constitute a waiver of notice of the meeting, except when the Partner objects at the beginning of the meeting on the grounds that the meeting is not lawfully called or convened and except that attendance at a meeting is not a waiver of any right to object to the consideration of matters required to be included in the notice of the meeting but not so included, if the objection is expressly made at the meeting. Neither the business to be transacted at nor the purpose of any meeting of Partners need be specified in any written waiver of notice, except as provided in Section 9.6.

           9.8   Quorum. The presence in person or by proxy of more than forty percent (40%) of the outstanding Shares on the record date for any meeting constitutes a quorum at such meeting. The Partners present at a duly called or held meeting at which a quorum is present may continue to transact business until adjournment notwithstanding the withdrawal of enough Partners to leave less than a quorum, if any action taken (other than adjournment) is approved by a majority vote of those Partners present (except as otherwise may be required by the 1940 Act or the Partnership Act). In the absence of a quorum, any meeting of Partners may be adjourned from time to time by the vote of a majority in interest of the Partners represented either in person or by proxy, but no other business may be transacted except as provided in this Section
9.8. The Managing General Partners may adjourn such meeting to such time or times as determined by the Managing General Partners.

           9.9   Required Vote. Any action which requires the vote of the
Limited Partners shall be adopted by (i) the Majority Vote of the then outstanding Shares or (ii) if at a meeting, a majority vote of those Shares present if the quorum requirements of Section 9.8 hereof have been satisfied
(except as otherwise may be required by the 1940 Act or the Partnership Act);
provided, however, that the admission of a General Partner when there is no remaining or surviving General Partner or an election to continue the operations of the Partnership when there is no remaining or surviving General
Partner shall require the affirmative vote of all the Limited Partners.

           9.10  Action by Consent Without a Meeting. Any action which may be taken at any meeting of the Partners may be taken without a meeting if a consent in writing, setting forth the action so taken, shall be signed by
Partners having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting. In the event the
Limited Partners are requested to consent to a matter without a meeting, each
Partner shall be given notice of the matter to be voted upon in the same manner as described In Section 9.4. In the event any General Partner, or
Limited Partners representing 10% or more of the outstanding Shares, request a meeting for the purpose of discussing or voting on the matter, notice of such meeting shall be given in accordance with Section 9.4 and no action shall be taken until such meeting is held. Unless delayed in accordance with the provisions of the preceding sentence, any action taken without a meeting will be effective ten (10) days after the required minimum number of Partners have signed the consent; however, the action will be effective immediately if the
General Partners and Limited Partners representing at least 90% of the shares of the Partners have signed the consent.

           9.11  Record Date. (a) In order that the Partnership may determine the Partners of record entitled to notice of or to vote at any meeting, or entitled to receive any distribution or to exercise any rights in respect of any other lawful action, the Managing General Partners, or Limited Partners representing more than 10% of the Shares then outstanding, may fix, in advance, a record date which is not more than sixty (60) nor less than ten
(10) days prior to the date of the meeting and not more than sixty (60) days prior to any other action. If no record date is fixed:

                     (i) The record date for determining Partners entitled to
notice of or to vote at a meeting of Partners shall be at the close of business on the business day next preceding the day on which notice is given or, if notice is waived, at the close of business on the business day next preceding the day on which the meeting is held.

                     (ii)The record date for determining Partners entitled to
give consent to Partnership action in writing without a meeting shall be the first day on which the first written consent is given.

                     (iii)    The record date for determining Partners for any
other purpose shall be at the close of business on the day on which the
Managing General Partners adopt it, or the sixtieth (60th) day prior to the date of the other action, whichever is later.

                 (b) The determination of Partners of record entitled to notice of or to vote at a meeting of Partners shall apply to any adjournment of the meeting unless the Managing General Partners, or the Limited Partners who
called the meeting, fix a new record date for the adjourned meeting, but the
Managing General Partners, or the Limited Partners who called the meeting, shall fix a new record date if the meeting is adjourned for more than forty-five (45) days from the date set for the original meeting.

                 (c) Any Holder of a Share prior to the record date for a
meeting shall be entitled to vote at such meeting, provided such person becomes a Partner prior to the date of the meeting.

           9.12  Proxies. A Partner may vote at any meeting of the Partnership by a proxy executed in writing by the Partner. All such proxies shall be filed with the Partnership before or at the time of the meeting. The law of Delaware pertaining to corporate proxies will be deemed to govern all Partnership proxies as if they were proxies with respect to shares of a Delaware corporation. A proxy may be revoked by the person executing the proxy in a writing delivered to the Managing General Partners at any time prior to its exercise. Notwithstanding that a valid proxy is outstanding, powers of the proxy holder will be suspended if the person executing the proxy is present at the meeting and elects to vote in person.

           9.13  Number of Votes. All Shares have equal voting rights. Each
Partner shall have the right to vote the number of Shares standing of record in such Partner's name as of the record date set forth in the notice of meeting.

           9.14  Communication Among Limited Partners. Whenever ten (10) or
more Limited Partners of record of the Partnership who have been such for at least six months preceding the date of application, and who hold in the aggregate either Shares having a net asset value of at least $25,000 or at least 1 per centum of the outstanding Shares, whichever is less, shall apply to the Managing General Partners in writing, stating that they wish to communicate with other Partners with a view to obtaining signatures to a request for a meeting of Shareholders pursuant to Section 9.3 and accompanied by a form of communication and request which they wish to transmit, the
Managing General Partners shall within five business days after receipt of such application either:

                 (a) afford to such applicants access to a list of the names and addresses of all Partners as recorded on the books of the Partnership;

                 (b) inform such applicants as to the approximate number of
Partners of record and the approximate cost of mailing to them the proposed communication and form of request.

                     If the Managing General Partners elect to follow the
course specified in Subsection (b) of this Section 91.14, the Managing General
Partners, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all Partners of record at their addresses as recorded on the books of the Partnership, unless within five business days after such tender the Managing General Partners shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Managing General Partners to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                     After the Commission has had an opportunity for hearing
upon the objections specified in the written statement so filed by the
Managing General Partners, the Managing General Partners or such applicants may demand that the Commission enter an order either sustaining one or more of such objections or refusing to sustain any of such objections. in the
Commission shall enter an order refusing to sustain one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Managing General Partners shall mail copies of such material to all Partners with reasonable promptness after the entry of such order and the renewal of such tender.

                     The provisions of Section 4.8(c), Section 9.3 and this
Section 9.14 may not be amended or repealed without the vote of a majority of the Managing General Partners and a majority of the outstanding Shares;
provided, however, that such provisions shall be deemed null, void, inoperative and removed from this Partnership Agreement upon the effectiveness of any amendment to the 1940 Act which eliminates them from Section 16 of the
1940 Act or the effectiveness of any successor Federal law governing the operating of the Partnership which does not contain such provisions.

      10.  DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

           10.1  Fees of General Partners. As compensation for services rendered to the Partnership, each Managing General Partner may be paid a fee during each year, which fee shall be fixed by the Managing General Partners.
All the General Partners shall be entitled to reimbursement of reasonable expenses incurred by them in connection with their performance of their duties as General Partners. Neither payment of compensation or reimbursement of expenses to a General Partner hereunder nor payment of fees to any Affiliate of a General Partner for the performance of services to the Partnership shall be deemed a distribution for purposes of Section 10.2, nor shall any such payment affect such person's right to receive any distribution to which he would otherwise be entitled as a Holder of Shares.

           10.2  Distributions of Income and Gains. Subject to the provisions of the Partnership Act and the terms of Section 10.4 hereof, the Managing
General Partners in their sole discretion shall determine the amounts, if any, to be distributed to Holders of Shares, the record date for purposes of such distributions and the time or times when such distributions shall be made.
Distributions of income may be in cash (U.S. Dollars) or in additional full and fractional Shares of the Partnership valued at the Net Asset Value on the record date. With respect to net capital gains, if any, the Managing General
Partners may determine annually what portion, if any, of the Partnership's capital gains will be distributed and any such distribution may be in cash or in additional full and fractional Shares of the Partnership at the Net Asset
Value on the record date. Notwithstanding the foregoing, the Managing General
Partners shall not be required to make any distribution of income or capital gains for any taxable year.

           10.3  Allocation of Income, Gains, Losses, Deductions and Credits.
The net income, gains, losses, deductions and credits of the Partnership shall be allocated equally among the outstanding Shares of the Partnership on a regular basis to be determined by the Managing General Partner. The net income earned by the Partnership shall consist of the interest accrued on portfolio securities, less expenses, since the most recent determination of income.
Amortization of original issue discount will be treated as an income item.
Market discount, if any, will be treated as income items except as otherwise required for Federal income tax purposes. Any permissible Federal income tax elections or methods regarding original issue discount, market discount and amortization of bond premium shall be made at the discretion of the Managing
General Partners. Expenses of the Partnership will be accrued on a regular basis to be determined by the Managing General Partners. A Holder of a Share
shall be allocated with the proportionate part of such items actually realized by the Partnership for each such full accrual period during which such Share was owned by such Holder. A person shall be deemed to be a Holder of a Share on a specific day if he is the record holder of such Share on such day
(regardless of whether or not such record holder has yet been admitted as a
Partner).

           10.4  Returns of Contributions. Except upon dissolution of the
Partnership by expiration of its term or otherwise pursuant to Section 12 hereof (which shall be the time for return to each Partner of his contributions, subject to the priorities therein), and except upon redemption of Shares of the Partnership as provided in Section 8, no Partner has the right to demand the return of any part of his contribution. The Managing
General Partners may, however, from time to time, elect to permit partial returns of contributions to Holders of Shares, provided that:

                 (a) all liabilities of the Partnership to persons other than
General and Limited Partners have been paid or, in the good faith determination of the Managing General Partners, there remains property of the
Partnership sufficient to pay them; and

                 (b) the Managing General Partners cause the records of the
Partnership to be amended to reflect a reduction in contributions.

                     In the event that the Managing General Partners elect to
make a partial return of contributions to Holders of Shares, such distribution shall be made to all of the Holders of Shares in accordance with their positive book Capital Account balances. Each General and Limited Partner, by becoming such Partner, consents to any such pro rata distribution therefore or thereafter duly authorized and made in accordance with such provisions and to any distribution through redemption of Shares pursuant to Section 8 above.

           10.5  Capital Accounts. Unless additional capital accounts are required to be maintained for accounting purposes in accordance with generally accepted accounting principles, the Partnership shall generally maintain one
Capital Account for each Partner. Each Capital Account shall be credited with the Partner's capital contributions and share of profits, shall be charged with such partner's share of losses, distributions and withholding taxes (if any) and shall otherwise appropriately reflect transactions of the Partnership and the Partners. At the end of each day, the Capital Accounts of all Partners shall be adjusted to reflect the Partnership's income (or loss) which has accrued for that day. The Capital Accounts will be subject to further adjustment as provided by Section 10.6. Additional adjustments shall then be made to reflect any purchases and redemptions of Shares by the Partners. A
Substituted Limited Partner shall be deemed to succeed to the Capital Account of the Partner whom such Substituted Limited Partner replaced.

           10.6  Allocations of Capital Gains and Losses and Additional Rules.

                 (a) Short Term Gains and Losses. At the end of every month, short term capital gains and losses for that month will be allocated and credited (or charged in the event of losses) to each Partner's Capital Account for those Partners of record as of the last day of that month, based upon the number of outstanding Shares of the Partnership as of the last day of the month.

                 (b) Long Term Gains and Losses. At the end of every year (or shorter period at the discretion of the Managing General Partners), long term capital gains and losses for that year will be allocated and credited (or charged in the event of losses) to each Partner's Capital Account for those
Partners of record as of the last day of that year (or shorter period at the discretion of the Managing General Partners), based upon the number of outstanding Shares of the Partnership as of the last day of the year.

                 (c) Minimum Gain Chargeback. In the event that there is a net decrease in the Partnership's Minimum Gain during any taxable year and any
Partner has a negative Capital Account (after taking into account reductions for items described in paragraphs (4), (5) and (6) of Treasury Department
Regulations Section 1.704-1(b)(2)(ii)(d)) and such negative balance exceeds the sum of mount that such Partner is obligated to restore upon liquidation of the Partnership and (ii) such Partner's share of the Minimum Gain at the end of such taxable year, such Partner shall be allocated Partnership profits for such year (and, if necessary, subsequent years) in an amount necessary to eliminate such excess negative balance as quickly as possible. Allocations of profits to such Partners having such excess negative Capital Accounts shall be made in proportion to the amounts of such excess negative Capital Account balances. The term "Minimum Gain" means the excess of the outstanding balances of all nonrecourse indebtedness which is secured by property of the
Partnership over the adjusted basis of such property for Federal income tax purposes, as computed in accordance with the provisions of Treasury Department
Regulations Section 1.704-1(b)(4)(iv)(c). A Partner's share of Minimum Gain shall be computed in accordance with Treasury Department Regulations Section
1.704-1(b)(4)(iv)(f).

                 (d) Qualified Income Offset. Notwithstanding anything in
Sections 10.3 and 10.6 to the contrary, in the event any Partner unexpectedly receives any adjustments, allocations or distributions described in Treasury
Department Regulations Sections 1.704-1(b)(2)(ii)(d)(4),
1.704-1(b)(2)(ii)(d)(5) or 1.704-1(b)(2)(ii)(d)(6), items of Partnership income and gain shall be specially allocated to such Partner in an amount and manner sufficient to eliminate the deficit balance in his Capital Account (in excess of (i) the amount he is obligated to restore liquidation of the
Partnership or upon liquidation of his interest in the Partnership and his share of the Minimum Gain) created by such adjustments, allocations or distributions as quickly as possible.

                 (e) Conformance with Treasury Regulations. Allocations
pursuant to the Partnership Agreement may further be modified by the Managing
General Partners, if necessary, in order to comply with existing or future
Treasury Regulations.

      11.  ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST;
           SUBSTITUTION OF PARTNERS

           11.1  Prohibition on Assignment. Except for redemptions as provided in Section 8, a Partner shall not have the right to sell, transfer or assign his Shares to any other person, but may pledge them as collateral.

           11.2  Rights of the Holders of Shares as Collateral or Judgment
Creditor. In the event that any person who is holding Shares as collateral or any judgment creditor becomes the owner of such Shares due to foreclosure or otherwise, such person shall not have the right to be substituted as a Limited
Partner, but shall only have the rights, upon the presentation of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the Limited Partner, set forth immediately below:

                 (a) to redeem the Shares in accordance with the provisions of
Section 8 hereof; and

                 (b) to receive any distributions made with respect to such
Shares.

                 Upon receipt by the Partnership of evidence satisfactory to the Managing General Partners of his ownership of Shares, the owner shall become a Holder of Record of the subject Shares and his name shall be recorded on the books of record of the Partnership maintained for such purpose either by the Partnership or its Transfer Agent. Such owner shall be liable to return any excess distributions pursuant to Section 5.8(a). However, such owner shall have none of the rights or obligations of a Substituted Limited Partner unless and until he is admitted as such. In addition, a creditor who makes a non-recourse loan to the Partnership must not have or acquire, at any time as a result of making the loan, any direct or indirect interest in the profits, capital or property of the Partnership other than as secured creditor.

           11.3  Death, Incompetency, Bankruptcy or Termination of the
Existence of a Partner. In the event of the death or an adjudication of incompetency or bankruptcy of an individual Partner (or, in the case of a
Partner that is a corporation, association, partnership, joint venture or trust, an adjudication of bankruptcy, dissolution or other termination of the existence of such Partner), the successor in interest of such Partner
(including without limitation the Partner's executor, administrator, guardian, conservator, receiver or other legal representative), upon the presentation of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the Partner, shall have the rights set forth below:

                 (a) to redeem the Shares of the Partner in accordance with the provisions of Section 8 hereof;

                 (b) to receive any distributions made with respect to such
      Shares; and

                 (c) to be substituted as a Limited Partner upon compliance with the conditions of the admission of a Limited Partner as provided in
Sections 5 and 11 hereof.

                 Upon receipt by the Partnership of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the
Partner, the successor in interest shall become a Holder of Record of the subject Shares and his name shall be recorded on the books of record of the
Partnership maintained for such purpose either by the Partnership or its
Transfer Agent.

           11.4  Substituted Limited Partners. (a) A person shall not become a
Substituted Limited Partner unless the Managing General Partners consent to such substitution (which consent may be withheld in their absolute discretion)
and receive such instruments and documents (including those specified in
Section 5.2), and such reasonable transfer fees as the Managing General
Partners may require.

                 (b) The original Limited Partner shall cease to be a Limited
Partner, and the person to be substituted shall become a Substituted Limited
Partner, as of the date on which the person to be substituted has satisfied the requirements set forth above and as of the date the records of the
Partnership are amended to reflect his admission as a Substituted Limited
Partner. Thereafter the original Limited Partner shall have no rights or obligations with respect to the Partnership insofar as the Shares transferred to the Substituted Limited Partner are concerned.

                 (c) Unless and until a person becomes a Substituted Limited
Partner, his status and rights shall be limited to the rights of a Holder of
Shares pursuant to Sections 11.3(a) and 11.3(b). A Holder of Shares who does not become a Substituted Limited Partner shall have no right to inspect the
Partnership's books or to vote on any of the matters on which a Limited
Partner would be entitled to vote. A Holder of Shares who has become a
Substituted Limited Partner has all the rights and powers, and is subject to the restrictions and liabilities, of a Limited Partner under this Partnership
Agreement.

                 (d) Any person admitted to the Partnership as a Substituted
Limited Partner shall be subject to and bound by the provisions of this
Partnership Agreement as if originally a party to this Partnership Agreement.

      12.  DISSOLUTION AND TERMINATION OF THE PARTNERSHIP

           12.1  Dissolution. The Partnership shall be dissolved and its affairs shall be wound up upon the happening of the first to occur of the following:

                 (a) the stated term of the Partnership has expired unless the
Partners by a Majority Vote have previously amended the Partnership Agreement to establish a different term;

                 (b) the Partnership has disposed of all of its assets;

                 (c) a General Partner has ceased to be a General Partner and the remaining General Partners elect not to continue the operations of the
Partnership;

                 (d) there is only one General Partner remaining and such
General Partner has ceased to be a General Partner as set forth in Section
4.8; provided, however, that if the last remaining or surviving General
Partner ceases to be a General Partner other than by removal, the Limited
Partners may agree by unanimous vote to continue the operations of the
Partnership and to admit one or more General Partners in accordance with this
Partnership Agreement;

                 (e) a decree of judicial dissolution has been entered by a court of competent jurisdiction; or

                 (f) the Partners by a Majority Vote have voted to dissolve the
Partnership.

           12.2  Liquidation. (a) In the event of dissolution as provided in
Section 12.1, the assets of the Partnership shall be distributed as follows:

                     (i) all of the Partnership's debts and liabilities to
persons (including Partners to the extent permitted by law) shall be paid and discharged, and any reserve deemed necessary by the Managing General Partners for the payment of such debts shall be set aside; and

                     (ii)the balance of the assets of the Partnership (and any
reserves not eventually used to satisfy debts of the Partnership) shall be distributed pro rata to the Partners in accordance with their positive book
Capital Account balances.

                 (b) Upon dissolution, each Partner shall look solely to the assets of the Partnership for the return of his capital contribution and shall be entitled only to a distribution of Partnership property and assets in return thereof. If the Partnership property remaining after the payment or discharge of the debts and liabilities of the Partnership is insufficient to return the capital contribution of each Limited Partner, such Limited Partner shall have no recourse against any General Partner, the assets of any other partnership of which any General Partner is a partner, or any other Limited
Partner. The winding up of the affairs of the Partnership and the distribution of its assets shall be conducted exclusively by the Managing General Partners, who are authorized to do any and all acts and things authorized by law for these purposes. In the event of dissolution where there is no remaining
General Partner, and there is a failure to appoint a new General Partner, the winding up of the affairs of the Partnership and the distribution of its assets shall be conducted by such persons as may be selected by Majority Vote, which person is hereby authorized to do any and all acts and things authorized by law for these purposes.

           12.3  Termination. Upon the completion of the distribution of
Partnership assets as provided in this Section and the termination of the
Partnership, the General Partner(s) or other person acting as liquidator (or the Limited Partners, if necessary) shall cause the Certificate of Limited
Partnership of the Partnership to be canceled and shall take such other actions as may be necessary to legally terminate the Partnership.

      13.  BOOKS, RECORDS, ACCOUNTS AND REPORTS

           13.1  Books and Records. The Partnership shall maintain at its principal office or at the offices of its investment adviser, administrator, custodian, Transfer Agent or other agent appointed by the Partnership such books and records as are required by the 1940 Act or necessary for the operation of the Partnership.

           13.2  Limited Partners' Access to Information. (a) Each Limited
Partner shall have the right, subject to such reasonable standards as may be established by the Managing General Partners, to obtain from the Managing
General Partners from time to time upon reasonable demand for any purpose reasonably related to the Limited Partner's interest as a Limited Partner:

                     (1) True and full information regarding the status of the
business and financial condition of the Partnership;

                     (2) Promptly after becoming available, a copy of the
Partnership's Federal, state and local income tax returns for each year;

                     (3) A current list of the name and last known business,
residence or mailing address of each Partner;

                     (4) A copy of the Partnership Agreement and Certificate of
Limited Partnership and all amendments thereto, together with copies of any powers of attorney pursuant to which the Partnership Agreement and any
Certificate of Limited Partnership and all amendments thereto have been executed;

                     (5) True and full information regarding the amount of cash and a description and statement of the agreed value of any other property or services contributed by each Partner and which each Partner has agreed to contribute in the future, and the date on which each became a Partner; and

                     (6) Such other Information regarding the affairs of the
Partnership as is just and reasonable.

                 (b) The Managing General Partners shall cause to be
transmitted to each Partner such other reports and information as shall be required by the 1940 Act, the Partnership Act or the Tax Code.

           13.3  Accounting Basis and Fiscal Year. The Partnership's books and records (i) shall be kept on a basis chosen by the Managing General Partners in accordance with the accounting methods followed by the Partnership for
Federal income tax purposes and otherwise in accordance with generally accepted accounting principles applied in a consistent manner, (ii) shall reflect all Partnership transactions, (iii) shall be appropriate and adequate for the Partnership's business and for the carrying out of all provisions of this Partnership Agreement, and (iv) shall be closed and balanced at the end of each Partnership fiscal year. The fiscal year of the Partnership shall be the calendar year.

           13.4  Tax Returns. The Managing General Partners, at the
Partnership's expense, shall cause to be prepared any income tax or information returns required to be made by the Partnership and shall father cause such returns to be timely filed with the appropriate authorities.

           13.5  Filings with Regulatory Agencies. The Managing General
Partners, at the Partnership's expense, shall cause to be prepared and timely filed with appropriate Federal and state regulatory and administrative bodies, all reports required to be filed with such entitles under then current applicable laws, rules and regulations.

           13.6  Tax Matters and Notice Partners. The Managing General Partners
shall designate one or more General Partners as the "Tax Matters Partner" and the "Notice Partner" of the Partnership in accordance with Sections 6231(a)(7)
and (8) of the Tax Code, and each such Partner shall have no personal liability arising out of his good faith performance of his duties in such capacity. The "Tax Matters Partner" is authorized, at the Partnership's sole cost and expense, to represent the Partnership and each Limited Partner in connection with all examinations of the Partnership's affairs by tax authorities, including any resulting administrative and judicial proceedings.
Each Limited Partner agrees to cooperate with the Managing General Partners and to do or refrain from doing any and all things reasonably required by the
Managing General Partners to conduct such proceedings. The Managing General
Partners shall have the right to settle any audits without the consent of the
Limited Partners.

      14.  AMENDMENTS OF PARTNERSHIP DOCUMENTS

           14.1  Amendments in General. Except as otherwise provided in this
Partnership Agreement, the Partnership Agreement may be amended only by the
General Partners.

           14.2  Amendments Without Consent of Limited Partners. In addition to any amendments otherwise authorized herein and except as otherwise provided, amendments may be made to this Partnership Agreement from time to time by the
General Partners without the consent of the Limited Partners, including, without limitation, amendments: (i) to reflect the retirement, resignation, death or incompetency of a Managing General Partner; (ii) to add to the duties or obligations of the General Partners, or to surrender any right or power granted to the General Partners herein, for the benefit of the Limited
Partners; (iii) to change the name or investment objective of the Partnership;
(iv) to correct any false or erroneous statement, or to make a change in any statement in order to make such statement accurately represent the agreement among the General and Limited Partners; (v) to supply any omission or to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof; or (vi) to make such amendments as may be necessary to conform this
Partnership Agreement to the requirements of the Partnership Act, the 1940
Act, the Tax Code or any other law or regulation applicable to the
Partnership, as now or hereafter in effect.

           14.3  Amendments Needing Consent of Affected Partners.
Notwithstanding any other provision of this Partnership Agreement, without the consent of the Partner or Partners to be affected by any amendment to this
Agreement, this Partnership Agreement may not be amended to (i) convert a
Limited Partner's interest into a General Partner's interest, (ii) modify the limited liability of a Limited Partner, (iii) alter the interest of a Partner in income, gain, loss, deductions, credits and distributions, or (iv)
increase, add or alter any obligation of any Limited Partner.

           14.4  Amendments to Certificate of Limited Partnership. (a) The
Managing General Partners shall cause to be filed with the Secretary of State, within ninety (90) days after the happening of any of the following events, an amendment to the Certificate of Limited Partnership reflecting the occurrence of any of the following events:

                     (i) The admission of a new General Partner;

                     (ii)The withdrawal of a General Partner; or

                     (iii)    A change in the name of the Partnership, or,
except as provided in Sections 17-104(b) and (c) of the Partnership Act, a
change in the address of the registered office or a change in the name or address of the registered agent of the Partnership.

                 (b) A Managing General Partner shall cause to be filed with the Secretary of State an amendment to the Certificate of Limited Partnership correcting any false or erroneous material statement contained in the
Certificate of Limited Partnership promptly after the discovery of such false or erroneous statement by such Managing General Partner.

                 (c) Any Certificate of Limited Partnership filed or recorded in jurisdictions other than Delaware shall be amended as required by applicable law.

                 (d) The Certificate of Limited Partnership may also be amended at any time in any other manner deemed appropriate by the General Partners.

           14.5  Amendments After Change of Law. This Partnership Agreement and
any other Partnership documents may be amended and refiled, if necessary, by the General Partners without the consent of the Limited Partners if there occurs any change that permits or requires an amendment of this Partnership
Agreement under the Partnership Act or of any other Partnership document under applicable law, so long as no Partner is adversely affected (or consent is given by such Partner).

      15.  MISCELLANEOUS Provisions

           15.1  Notices. (a) Any written notice, offer, demand or
communication required or permitted to be given by any provision of this
Partnership Agreement, unless otherwise specified herein, shall be deemed to have been sufficiently given for all purposes if delivered personally to the person to whom the same is directed or if sent by first class mail addressed
(i) if to a General Partner, to the principal place of business and office of the Partnership specified in this Partnership Agreement and (ii) if to a
Limited Partner, to such Limited Partner's address of record; provided, however, that notice given by any other means shall be deeded sufficient if actually received by the person to whom it is directed.

                 (b) Except as otherwise specifically provided herein, any such notice that is sent by first class mail shall be deemed to be given two (2)
days after the date on which such notice is mailed.

                 (c) The Managing General Partners may change the Partnership's address for purposes of this Partnership Agreement by giving written notice of such change to the Limited Partners, and any Limited Partner may change his address for purposes of this Partnership Agreement by giving written notice of such change to the Managing General Partners, in the manner herein provided for the giving of notices.

           15.2  Section Headings. The Section headings in this Partnership
Agreement are inserted for convenience and identification only and are in no way intended to define or limit the scope, extent or intent of this
Partnership Agreement or any of the provisions hereof.

           15.3  Construction. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. If any language is stricken or deleted from this Partnership Agreement, such language shall be deemed never to have appeared herein and no other implication shall be drawn therefrom. The language in all parts of this Partnership Agreement shall be in all cases construed according to its fair meaning and not strictly for or against the
General Partners or the Limited Partners.

           15.4  Severability. If any covenant, condition, term or provision of this Partnership Agreement is illegal, or if the application thereof to any person or in any circumstance shall to any extent be judicially determined to be invalid or unenforceable, the remainder of this Partnership Agreement, or the application of such covenant, condition, term or provision to persons or in circumstances other than those to which it is held invalid or unenforceable, shall not be affected thereby, and each remaining covenant, condition, term and provision of this Partnership Agreement shall be valid and enforceable to the fullest extent permitted by law.

           15.5  Governing Law. Notwithstanding the place where this
Partnership Agreement may be executed by any of the parties hereto, the parties expressly agree that all the terms and provisions hereof shall be construed under the laws of the State of Delaware and that the Partnership Act as now adopted and as may be hereafter amended from time to time shall govern the partnership aspects of this Partnership Agreement.

           15.6  Counterparts. This Partnership Agreement may be executed in one or more counterparts, each of which shall, far all purposes, be deemed an original and all of such counterparts, taken together, shall constitute one and the same Partnership Agreement.

           15.7  Entire Agreement. This Partnership Agreement and the separate subscription agreements of each Limited Partner and General Partner constitute the entire agreement of the parties as to the subject matter hereof. All prior agreements among the parties as to the subject matter hereof, whether written or oral, are merged herein and shall be of no force or effect. This
Partnership Agreement cannot be changed, modified or discharged orally, but only by an agreement in writing. There are no representations, warranties or agreements other than those set forth in this Partnership Agreement and such separate subscription agreements, if any.

           15.8  Cross-References. All cross-references in this Partnership
Agreement, unless specifically directed to another agreement or document, refer to provisions in this Partnership Agreement.

           15.9  Power of Attorney to the General Partners. (a) Each Partner
hereby makes, constitutes and appoints each Managing General Partner and any person designated by the Managing General Partners, with full substitution, his agent and attorney-in-fact in his name, place and stead, to take any and all actions and to make, execute, swear to and acknowledge, amend, file, record and deliver the following documents and any other documents deemed by the Managing General Partners necessary for the operations of the Partnership:
(i) any Certificate of Limited Partnership or Certificate of Amendment
thereto, required or permitted to be filed on behalf of the Partnership, and any and all certificates as necessary to qualify or continue the Partnership as a limited partnership or partnership wherein the Limited Partners thereof have limited liability in the states where the Partnership may be conducting activities, and all instruments which effect a change or modification of the
Partnership in accordance with this Partnership Agreement; (ii) this
Partnership Agreement and any amendments thereto in accordance with this
Partnership Agreement; (iii) any other instrument which is now or which may hereafter be required or advisable to be filed for or on behalf of the
Partnership; (iv) any document which may be required to effect the continuation of the Partnership, the admission of an additional Limited
Partner or Substituted Limited Partner, or the dissolution and termination of the Partnership (provided such continuation, admission or dissolution and termination is in accordance with the terms of this Partnership Agreement), or to reflect any reductions or additions in the amount of the contributions of
Partners, in each case having the power to execute such instruments on his behalf, whether the undersigned approved of such action or not; and (v) any document containing any investment representations and/or representations relating to the citizenship, residence and tax status required by any state or
Federal law or regulation.

                 (b) This Power of Attorney is a special Power of Attorney
coupled with an interest, and shall not be revoked and shall survive the transfer by any Limited Partner of all or part of his interest in the
Partnership and, being coupled with an interest, shall survive the death or disability or cessation of the existence as a legal entity of any Limited
Partner; except that where the successor in interest has been approved by said attorney for admission to the Partnership as a Substituted Limited Partner,
this Power of Attorney shall survive the transfer for the sole purpose of enabling said attorney to execute, acknowledge and file any instrument necessary to effectuate such substitution.

                 (c) Each Limited Partner hereby gives and grants to his said attorney under this Power of Attorney full power and authority to do and perform each and every act and thing whatsoever requisites necessary or appropriate to be done in or in connection with this Power of Attorney as fully to all intents and purposes as he might or could do if personally present, hereby ratifying all that his said attorney shall lawfully do or cause to be done by virtue of this Power of Attorney.

                 (d) The existence of this Power of Attorney shall not preclude execution of any such instrument by the undersigned individually on any such matter. A person dealing with the Partnership may conclusively presume and rely on the fact that any such instrument executed by such agent and attorney-in-fact is authorized, regular and binding without further inquiry.

                 (e) The appointment of each Managing General Partner and each designee of that General Partner as attorney-in-fact pursuant to this Power of
Attorney automatically shall terminate as to such person at such time as he ceases to be a General Partner and from such time shall be effective only as to substitute or additional General Partners admitted in accordance with this
Partnership Agreement and his designees.

           15.10 Further Assurances. The Limited Partners will execute and deliver such further instruments and do such further acts and things as may be required to carry out the intent and purposes of this Partnership Agreement.

           15.11 Successors and Assigns. Subject in all respects to the limitations on transferability contained herein, this Partnership Agreement shall be binding upon, and shall inure to the benefit of, the heirs, administrators, personal representatives, successors and assigns of the respective parties hereto.

           15.12 Waiver of Action for Partition. Each of the parties hereto irrevocably waives during the term of the Partnership and during the period of its liquidation following any dissolution, any right that he may have to maintain any action for partition with respect to any of the assets of the
Partnership.

           15.13 Creditors. None of the provisions of this Partnership
Agreement shall be for the benefit of or enforceable by any of the creditors of the Partnership or the Partners.

           15.14 Remedies. The rights and remedies of the Partners hereunder shall not be mutually exclusive, and the exercise by any Partner of any right to which he is entitled shall not preclude the exercise of any other right he may have.

           15.15 Custodian. All assets of the Partnership shall be held by a custodian meeting the requirements of the 1940 Act, and may be registered in the name of the Partnership or such custodian or nominee. The terms of the custodian agreement shall be determined by the Managing General Partners.

           15.16 Use of Name "First Trust". Clayton Brown & Associates, Inc.,
as the initial distributor of Shares, hereby consents to the use by the
Partnership of the name "First Trust" as part of the Partnership's name;
provided, however, that such consent shall be conditioned upon the employment of Clayton Brown & Associates, Inc. or one of its affiliates (collectively
"Clayton Brown") as an investment adviser of the Partnership. The name "First
Trust" or any variation thereof may be used from time to time in other connections and for other purposes by Clayton Brown and other investment companies that have obtained consent to use the name "First Trust." Clayton
Brown shall have the right to require the Partnership to cease using the name
"First Trust" as part of the Partnership's name if the Partnership ceases, for any reason, to employ Clayton Brown as its investment adviser. Future names adopted by the Partnership for itself, insofar as such names include identifying words requiring the consent of Clayton Brown, shall be the property of Clayton Brown and shall be subject to the same terms and conditions.

           15.17 Authority. Each individual executing this Partnership
Agreement on behalf of a partnership, corporation, or other entity warrants that he is authorized to do so and that this Partnership Agreement will constitute the legal binding obligation of the entity which he represents.

           15.18 Signatures. The signature of a Managing General Partner or an officer or agent of the Partnership duly appointed by the Managing General
Partners shall be sufficient to bind the Partnership to any agreement or on any document, including, but not limited to, documents drawn or agreements made in connection with the acquisition or disposition of any assets.

Centennial America Fund, L.P.

Investment Advisor

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1.800.525.9310 (from within the U.S.)  303.768.3200 (from outside the U.S.)

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Funds
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Managing General Partners
Mayer, Brown, Rowe & Maw
1675 Broadway
New York, New York 10019
1234

PX0870.001.0403.rev1103